                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------

                                 CREDIT | ASSET
                                 SUISSE | MANAGEMENT


                                   SEMIANNUAL
                                     REPORT

                                 APRIL 30, 2001
                                   (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                              EMERGING GROWTH FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                            SMALL COMPANY GROWTH FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                            SMALL COMPANY VALUE FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                           SMALL COMPANY VALUE II FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                                 TECHNOLOGY FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE. P.O. BOX 9030, BOSTON, MA 02205-9030

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Emerging Growth Fund* (the "Fund") had a loss of 29.04%, and 29.23%, respectively, vs. losses of 17.34% and 20.66%, respectively, for the Russell 2000 Growth Index,** and the Russell 2500 Growth Index.***

   Small-cap and emerging-growth stocks tumbled in the period, hampered along with the broader market by a slowing economy and ongoing profit shortfalls, especially within the technology area. Despite the Federal Reserve's series of interest-rate reductions in the period, stocks remained in turmoil on worries over the economy and earnings going forward.

   The Fund had a sizable loss for the six months, reflecting the harsh environment for small- and mid-cap growth stocks and poor showings from some of the Fund's largest positions. These included certain technology stocks that fell more than 50% amid strong selling in the segment. One factor in particular that hindered the Fund was its significant exposure to electronics companies, which were pulled down broadly on a dimming revenue outlook over the near-to-intermediate term. That aside, we continued to favor this area for its innovation and long-term growth potential.

   We remained fairly well balanced in terms of sector allocation--admittedly, this failed to limit volatility in the period--and we expect to maintain this approach over the intermediate term. We ended the period with a roughly neutral weighting in the technology segment. With technology valuations now back in line with their historical levels, we plan to gradually increase our tech exposure. Stock selection remains critical, in our view, as investors will undoubtedly punish technology companies that disappoint in the current market environment.

   We added a number of stocks in the period representing a range of sectors. In the technology area, purchases included a mid-cap communications-equipment name, an example of our theme of companies helping to ease communications capacity constraints. Demand for communications remains strong (e.g., for wireless services), but supply is bottlenecked. While we lowered our overall exposure to health-care on a company-specific basis, we continued to see what we deemed to be attractive buying opportunities here.

   Elsewhere of note, we continued to broaden our exposure to the consumer group, based on what we viewed as an attractive combination of relatively low valuations and declining interest rates. Our purchases included retail names as well as certain auto-parts suppliers. We also purchased a few engineering and capital-equipment companies, in part due to their potential to benefit from higher infrastructure spending going forward. In the energy area, we shifted our focus from services companies to production companies as the period progressed, based on valuation factors.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


   Looking to the rest of the year and beyond, the emerging-growth group could continue to struggle, but we see forces that give grounds for encouragement. One is the Fed's clear bias toward lowering interest rates (it lowered rates again on May), a stance that could in due course spur economic activity in a variety of industries. It could also support financial markets: The last seven times the Fed launched easing campaigns, the stock market was higher 12 months later. The trend could especially benefit smaller-cap and emerging-growth stocks, given that the group has usually outperformed large-cap stocks during periods of monetary easing.

   In addition, the government is in strong fiscal shape, leaving policy makers less hesitant to employ fiscal catalysts. Indeed, tax relief of some kind is imminent, including a reduction in marginal tax rates, which could encourage risk-taking and increase the allure of growth-oriented stocks with significant long-term appreciation potential.

   Set within this environment, we will continue to navigate through choppy waters, looking for well-managed companies we deem to have strong underlying businesses and good long-term growth prospects.

Elizabeth B. Dater                             Stephen J. Lurito
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        SUMMARY OF ANNUALIZED TOTAL RETURNS
     ----------------------------------------------------------------------------
                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR    TEN YEAR    INCEPTION       DATE
     -----------  -----------  -----------  ----------  -----------  ------------
       Common       -29.05%       4.85%       13.33%       13.64%     01/21/1988
       Advisor      -29.42%       4.37%       12.82%       13.26%     04/04/1991

---------------
*  Name changed from Warburg Pincus Emerging Growth Fund effective March 26,
   2001.
** The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


*** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.

    In light of the Fund's growth stock emphasis, the Fund has changed its performance benchmarks. Previously, the Fund compared its performance to the performance of the Russell 2000 Growth and the Russell 2500 Growth Indices. Effective May 1, 2001, the Fund compares its performance to the Russell 2500 Growth Index and the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class shares of Credit Suisse Warburg Pincus Small Company Growth Fund* (the "Fund") had a loss of 20.64%, vs. a loss of 17.34% for the Russell 2000 Growth Index.**

   Small-cap stocks declined sharply over the November-through-April span. Despite considerable relief on the interest-rate front--the Federal Reserve lowered rates by two full percentage points in the period--economic and profit worries weighed heavily on the group. Technology and telecommunications stocks were especially weak, within the small-cap area and elsewhere.

   The Fund's performance reflected the very difficult backdrop for small-cap growth companies. Technology stocks held in the Fund declined the most as the selling pressure broadened to all technology stocks, regardless of long-term prospects. There were a few bright spots amid the gloom, including relatively good showings from the Fund's retail and entertainment names.

   Although the short-term earnings visibility for technology companies is limited, we continue to believe in the long-term prospects for this sector. We remain focused on identifying the best-positioned companies with seasoned managements. Valuations of many technology companies are at historical lows, but the timing for a recovery in business fundamentals is unclear.

   We remained overweighted in health-care services. The group's setback notwithstanding, these stocks have good long-term growth potential, based on industry fundamentals and company-specific factors. We believe that this historically defensive group stands to regain good relative performance, especially if general earnings worries persist. Our holdings continued to include managed-care and hospital companies that should deliver fairly consistent profit growth.

   One area we added to was the consumer group. Due to our concern that consumer confidence and spending can deteriorate if the economy continues to weaken, we primarily focused on companies that are attractively valued and that could prove to be less economically sensitive.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


   Looking ahead, we believe that small-cap stocks remain compelling for their long-term potential, recent performance notwithstanding. Several forces stand to revive the group going forward. Not the least of these are the Fed's efforts to get the economy back on track. Historically, small-cap stocks have tended to outperform large-cap stocks during periods of monetary easing and economic recovery. Ongoing merger and acquisition activity and the potential for tax relief (including a possible lowering of marginal tax rates) are also grounds for optimism, in our view.

   Set within this environment, we will continue our efforts to identify compelling growth stories. We believe, however, that performance disparities between the small-cap group's ultimate winners and laggards will be considerable, necessitating careful stock selection with a strong emphasis on company fundamentals.


Stephen J. Lurito                              Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        SUMMARY OF ANNUALIZED TOTAL RETURNS
                   ------------------------------------------------
                                              SINCE      INCEPTION
                     CLASS      ONE YEAR    INCEPTION       DATE
                   ---------   ----------  -----------  -----------
                    Common       -22.42%      16.01%     12/31/1996

---------------
*  Name changed from Warburg Pincus Small Company Growth Fund effective
   March 26, 2001.
** The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class shares of Credit Suisse Warburg Pincus Small Company Value Fund* (the "Fund") had a gain of 13.17%, vs. a loss of 1.77% for the Russell 2000 Index.**

   The period was, on the whole, a difficult one for small-capitalization stocks, as it was for stocks broadly. The economy slowed significantly, dampening profit profiles for large and small companies alike. While the Federal Reserve lowered rates 200 basis points in the period, in an effort to revive the economy, investors remained cautious amid the flow of earnings disappointments and downwardly revised profit forecasts. In terms of sector attribution, technology and telecommunications shares were especially weak, while certain "defensive" areas, such as health-care services, held up relatively well.

   Against this backdrop, the Fund had a good showing, both in absolute terms and compared to the small-cap group broadly. The Fund was helped by its significant exposure to the market's better-performing sectors, including health-care, energy, and financial services, and by good stock selection in general. On the negative side, stocks that hindered the Fund included certain electronics companies.

   Going forward, a murky economic and profit outlook may continue to restrain stocks across the market-cap spectrum. On an optimistic note, recent interest-rate cuts could begin to have a positive impact on the economy and equity markets over the second half of 2001. In any event, we believe that a carefully constructed portfolio of small-cap value stocks serves to benefit investors over time. We will continue to focus on companies we deem to have attractive valuations, understandable business plans and modest yet sustainable earnings-growth prospects.


Roger W. Vogel                                 Richard J. Hanlon
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

                         SUMMARY OF ANNUALIZED TOTAL RETURNS
                   -------------------------------------------------
                                        SINCE            INCEPTION
                     CLASS            INCEPTION            DATE
                   ---------         -----------        ------------
                    Common            19.53%(1)          08/01/2000

(1) Non-annualized

   The Small Company Value Fund offers multiple classes of shares. Performance with respect to the Class A, Class B and Class C shares, which may vary from the performance of the Common Class shares, is included in a separate report which may be obtained by calling 800-WARBURG.






---------------
* Name changed from DLJ Small Company Value Fund effective December 18, 2000. ** The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

   In light of the Fund's small company value stock emphasis, effective May 1, 2001, the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Small Company Value II Fund* (the "Fund") had a gain of 12.65%, and 12.51%, respectively, vs. a loss of 1.77% for the Russell 2000 Index.**

   The period was, on the whole, a difficult one for small-capitalization stocks, as it was for stocks broadly. The economy slowed significantly, dampening profit profiles for large and small companies alike. While the Federal Reserve lowered rates 200 basis points in the period, in an effort to revive the economy, investors remained cautious amid the flow of earnings disappointments and downwardly revised profit forecasts. In terms of sector attribution, technology and telecommunications shares were especially weak, while certain "defensive" areas, such as health-care services, held up relatively well.

   Against this backdrop, the Fund had a good showing, both in absolute terms and compared to the small-cap group broadly. The Fund was helped by its significant exposure to the market's better-performing sectors, including health-care, energy, real estate and financial services, and by good stock selection in general. On the negative side, stocks that hindered the Fund included certain electronics companies.

   We made several noteworthy changes to the Fund's sector-weighting profile in the period. We materially increased our exposure to the technology segment (as of April 30, about 10% of the Fund was invested in technology stocks, up from about 3% at the start of the period). Notwithstanding recent turmoil in the area, we believe that the importance of technology to the U.S. economy remains high, and that there are currently a number of reasonably priced smaller-cap technology companies with good longer-term prospects.

   We also raised our position in the industrial manufacturing & processing sector. One security we purchased was a Milwaukee-based manufacturer and marketer of specialty products, such as industrial labeling systems and precision die-cut materials. Elsewhere of note, we lowered our weighting in the financial-services and real-estate sectors, though we increased our position in the banks and savings & loan area.

   We established a position in the gas utilities sector, adding a company that serves Washington D.C. and adjoining regions. We added stocks representing a range of other sectors as well. These included a medical devices/supplies provider catering to various niches of the health-care industry.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


   Going forward, a murky economic and profit outlook may continue to restrain stocks across the market-cap spectrum. On an optimistic note, recent interest-rate cuts could begin to have a positive impact on the economy and equity markets over the second half of 2001. In any event, we believe that a carefully constructed portfolio of small-cap value stocks serves to benefit investors over time. We will continue to focus on companies we deem to have attractive valuations, understandable business plans and modest yet sustainable earnings-growth prospects.


Roger W. Vogel                                 Richard J. Hanlon
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
      --------------------------------------------------------------------------
                                                         SINCE        INCEPTION
        CLASS         ONE YEAR        FIVE YEAR        INCEPTION        DATE
      ---------      ----------      -----------      -----------    -----------
       Common           22.09%          9.82%            14.02%       12/29/1995
       Advisor          21.75%          9.51%            13.72%       12/29/1995






---------------
* Formerly Warburg Pincus Small Company Value Fund and Credit Suisse Warburg Pincus Small Company Value Fund. The name changes were effective February 5, 2001 and March 26, 2001, respectively.
** The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Class D shares of Credit Suisse Warburg Pincus Technology Fund (the "Fund") each had a loss of 46.52%, vs. a loss of 40.54% for the Chase Hambrecht & Quist Technology ("H & Q Tech") Index.*

   The period was a poor one for technology stocks, which continued to reel in the aftershocks of the NASDAQ's early-2000 plunge. These stocks were highly volatile, with occasional rallies (sparked by encouraging news on interest rates) typically followed by harsh selloffs. In short, ongoing worries over the economy and deteriorating profits prevailed. On a positive note, many technology stocks had double-digit gains in April, recovering some of their earlier losses as investors grew more confident that the worst was behind them, in terms of both the economy and market performance.

   The Fund had a substantial loss, hurt by the harsh environment for technology stocks and by weakness in certain holdings, such as specific Internet-related companies. While it was obviously a disappointing six months for the Fund and its shareholders, we made no dramatic changes in terms of strategy, continuing to fine-tune the portfolio by monitoring relative company and industry exposures with an emphasis on stock selection. Our portfolio activity included the mid-period sale of certain Internet companies, in an attempt to limit heightened volatility. We also sold a number of semiconductor stocks based on relative-valuation considerations. We used the proceeds from these sales to purchase stocks that we deemed to be more attractive, including specific software, electronics and communications-equipment names.

   Notwithstanding the technology group's recent performance, we believe that the backdrop for these stocks could become more hospitable over the rest of 2001 and into next year. A great deal of pessimism has been priced into the shares of many technology companies. As more and more companies begin to meet or exceed (downwardly revised) earnings and revenue forecasts--and we think they will, with the Federal Reserve's 250-basis-point reduction in interest rates this year aiding a general recovery--investors may be more inclined to revisit the group.

   And while past performance cannot guarantee future results, the case for technology stocks from a historical standpoint is compelling, assuming one is willing to take a long-term perspective. Even including the downturn over the last 12 months, the H & Q Tech index has averaged an approximately 22%

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


annual return over the past 10 years (through April 30, 2001), vs. an average of about 15.3% for the S&P 500 Index over the same period. This difference compounds to about a 75% return advantage.

   To be certain, technology stocks are associated with certain risks, e.g., the risk of heightened volatility, and they may not be appropriate for all investors. But we believe that technology companies will remain a vital component of the U.S. and global economies, and that the group should appeal to investors. For our part, we will continue to strive to identify stocks we deem to have the best long-term appreciation potential.


Hugh Neuburger                                 William D. Butler
Co-Portfolio Manager                           Co-Portfolio Manager

   SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
                   ------------------------------------------------
                                              SINCE      INCEPTION
                     CLASS      ONE YEAR    INCEPTION      DATE
                   ---------   ----------  -----------  -----------
                    Common       -50.58%     -23.05%     11/18/1999
                    Class D        N/A       -48.57%(1)  08/01/2000

(1) Non-annualized

   The Technology Fund offers multiple classes of shares. Performance with respect to the Class A, Class B and Class C shares, which may vary from the performance of the Common Class and Class D shares, is included in a separate report which may be obtained by calling 800-WARBURG.





---------------
* The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES           VALUE
                                                              ---------          -----
COMMON STOCKS (95.6%)
AEROSPACE & DEFENSE (1.0%)
    Gencorp, Inc.                                                30,000   $      360,600
    L-3 Communications Holdings, Inc.(1)                        176,700       13,650,075
                                                                          --------------
                                                                              14,010,675
                                                                          --------------
BANKS & SAVINGS & LOANS (0.5%)
    National Commerce Bancorp                                   310,000        7,722,100
                                                                          --------------
BUILDING & BUILDING MATERIALS (1.8%)
    Granite Construction, Inc.                                  139,500        3,582,360
    Lennar Corp.                                                517,600       22,655,352
                                                                          --------------
                                                                              26,237,712
                                                                          --------------
BUSINESS SERVICES (4.1%)
    Commerce One, Inc.(1)                                       708,200        6,529,604
    Fluor Corp.                                                 315,000       16,603,650
    IMS Health, Inc.                                            450,000       12,352,500
    On Assignment, Inc.(1)                                    1,480,520       25,331,697
                                                                          --------------
                                                                              60,817,451
                                                                          --------------
CAPITAL EQUIPMENT (0.6%)
    American Standard Companies, Inc.(1)                        150,000        9,037,500
                                                                          --------------
CHEMICALS (1.2%)
    Air Products & Chemicals, Inc.                              305,000       13,111,950
    Praxair, Inc.                                               100,000        4,733,000
                                                                          --------------
                                                                              17,844,950
                                                                          --------------
COMMUNICATIONS & MEDIA (1.9%)
    Cablevision Systems Corp. Class A                           100,000        6,875,000
    Charter Communications, Inc. Class A                        728,700       15,601,467
    Scripps (E.W.) Co. Class A                                   67,200        4,315,584
    Youthstream Media Networks, Inc.                            995,344        1,134,692
                                                                          --------------
                                                                              27,926,743
                                                                          --------------
COMPUTERS (10.7%)
    BEA Systems, Inc.(1)                                        670,000       27,369,500
    BMC Software, Inc.                                          585,000       14,151,150
    Brocade Communications Systems, Inc.(1)                     281,000       10,675,190
    Citrix Systems, Inc.(1)                                     483,700       13,737,080
    Epiq Systems, Inc.(1,2)                                     825,000       18,124,425
    Manugistics Group, Inc.(1)                                  441,100       14,962,112
    McDATA Corp.(1)                                             515,200       14,379,232
    McDATA Corp., Class A(1)                                     83,400        1,904,022
    Mercury Interactive Corp.(1)                                225,975       14,948,246
    National Instruments Corp.(1)                               371,765       13,011,775
    Openwave Systems, Inc.(1)                                   209,300        7,243,873
    Palm, Inc.(1)                                               900,000        7,209,000
                                                                          --------------
                                                                             157,715,605
                                                                          --------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES           VALUE
                                                              ---------          -----
COMMON STOCKS (CONT'D)
CONSUMER DURABLES (1.1%)
    Lear Corp.(1)                                               451,100   $   16,239,600
                                                                          --------------
CONSUMER NON-DURABLES (4.0%)
    Borg-Warner, Inc.(1)                                        321,100       14,298,583
    Cendant Corp.                                               825,000       14,635,500
    Jones Apparel Group, Inc.(1)                                507,000       20,148,180
    Mattel, Inc.                                                600,000        9,690,000
                                                                          --------------
                                                                              58,772,263
                                                                          --------------
CONSUMER SERVICES (3.4%)
    Apollo Group, Inc. Class A                                  170,000        5,287,000
    DeVry, Inc.(1)                                              592,321       18,723,267
    ITT Educational Services, Inc.(1)                           729,050       25,954,180
                                                                          --------------
                                                                              49,964,447
                                                                          --------------
ELECTRIC UTILITIES (0.9%)
    Constellation Energy Group                                  285,000       13,605,900
                                                                          --------------
ELECTRONICS (18.2%)
    Applied Micro Circuits Corp.                                753,000       19,593,060
    ASM Lithography Holding NV(1)                               700,000       18,949,000
    Atmel Corp.                                               1,040,100       14,446,989
    Bookham Technology PLC ADR1                                 232,900        1,178,474
    Brooks Automation, Inc.(1)                                   89,100        5,578,551
    Cypress Semiconductor Corp.(1)                              880,200       19,892,520
    Emulex Corp.(1)                                             667,500       23,969,925
    Finisar Corp.(1)                                            872,000       13,036,400
    Integrated Device Technology, Inc.(1)                       521,000       20,407,570
    KLA-Tencor Corp.(1)                                         330,000       18,136,800
    LAM Research Corp.(1)                                       463,900       13,731,440
    Lexmark International Group, Inc.                           150,000        9,214,500
    Maxim Integrated Products, Inc.(1)                          328,790       16,801,169
    National Semiconductor Corp.(1)                             425,000       12,240,000
    Novellus Systems, Inc.(1)                                   330,000       18,199,500
    Sanmina Corp.(1)                                            375,500       10,945,825
    Vishay Intertechnology, Inc.(1)                             575,700       14,363,715
    Vitesse Semiconductor Corp.                                 510,000       17,289,000
                                                                          --------------
                                                                             267,974,438
                                                                          --------------
ENERGY (7.6%)
    Apache Corp.                                                364,000       23,281,440
    Calpine Corp.(1)                                            244,800       13,951,152
    Devon Energy Corp.                                          409,000       24,135,090
    Noble Affiliates, Inc.                                      646,500       28,103,355
    Ocean Energy, Inc.(1)                                       811,000       15,011,610
    Pogo Producing Co.                                          229,000        6,780,690
                                                                          --------------
                                                                             111,263,337
                                                                          --------------
ENGINEERING & CONSTRUCTION (0.5%)
    Jacobs Engineering Group, Inc.(1)                           100,000        6,592,000
                                                                          --------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES           VALUE
                                                              ---------          -----
COMMON STOCKS (CONT'D)
FINANCIAL SERVICES (8.8%)
    Ambac Financial Group, Inc.                                 140,000   $    7,533,400
    Franklin Resources, Inc.                                    359,100       15,674,715
    Indymac Bancorp, Inc.                                     1,518,900       34,782,810
    John Hancock Financial Services, Inc.(1)                    500,000       18,575,000
    MBIA, Inc.                                                  517,500       24,762,375
    Reinsurance Group of America, Inc.                          549,395       18,514,611
    Stilwell Financial, Inc.                                    317,300        9,350,831
                                                                          --------------
                                                                             129,193,742
                                                                          --------------
GAS UTILITIES (0.9%)
    Dynegy, Inc.                                                225,100       13,022,035
                                                                          --------------
HEALTHCARE (7.2%)
    Bergen Brunswig Corp. Class A                               410,000        7,503,000
    Community Health Care(1)                                    882,500       25,186,550
    Focal, Inc. Series E                                              1                1
    Health Net, Inc.(1)                                         725,000       15,623,750
    IVAX Corp.(1)                                               382,950       15,337,147
    King Pharmaceuticals, Inc.(1)                               320,000       13,481,600
    Mid Atlantic Medical Services, Inc.(1)                      190,000        3,862,700
    Tenet Healthcare Corp.(1)                                   564,000       25,176,960
                                                                          --------------
                                                                             106,171,708
                                                                          --------------
INDUSTRIAL MANUFACTURING & PROCESSING (1.6%)
    FMC Corp.                                                   120,000        8,602,800
    Johnson Controls, Inc.                                      198,600       14,378,640
                                                                          --------------
                                                                              22,981,440
                                                                          --------------
LEISURE & ENTERTAINMENT (0.9%)
    Six Flags, Inc.(1)                                          600,000       13,164,000
                                                                          --------------
MISCELLANEOUS (1.9%)
    Nasdaq-100 Shares(1)                                        600,000       27,690,000
                                                                          --------------
OIL SERVICES (1.4%)
    Nabors Industries, Inc.(1)                                  351,575       20,960,902
                                                                          --------------
PHARMACEUTICALS (4.4%)
    Genzyme Corp.(1)                                             90,000        9,807,300
    Gilead Sciences, Inc.(1)                                    222,500       10,898,050
    Icos Corp.                                                  140,000        8,065,400
    IDEC Pharmaceuticals Corp.(1)                               359,000       17,662,800
    Medimmune, Inc.(1)                                          300,000       11,745,000
    Select Medical Corp.(1)                                     500,000        6,615,000
                                                                          --------------
                                                                              64,793,550
                                                                          --------------
RETAIL (4.4%)
    Bed Bath & Beyond, Inc.(1)                                  495,000       14,018,400
    Nordstrom, Inc.                                             332,000        6,105,480
    Pathmark Stores, Inc.                                        25,000          475,000
    Ross Stores, Inc.                                           492,700       10,829,546


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES           VALUE
                                                              ---------          -----
COMMON STOCKS (CONT'D)
RETAIL (CONT'D)
    Staples, Inc.(1)                                            805,000   $   13,097,350
    TJX Cos., Inc.                                              625,000       19,581,250
                                                                          --------------
                                                                              64,107,026
                                                                          --------------
SOFTWARE (0.9%)
    Electronic Arts, Inc.(1)                                    237,000       13,418,940
                                                                          --------------
TELECOMMUNICATIONS & EQUIPMENT (5.7%)
    Audiocodes, Ltd.(1)                                       1,121,480        9,465,291
    Avanex Corp.(1)                                             670,200        9,657,582
    Globespan, Inc.(1)                                          336,800        7,409,600
    Polycom, Inc.(1)                                          1,005,250       23,351,958
    Redback Networks, Inc.(1)                                   297,300        5,660,592
    Scientific-Atlanta, Inc.                                    260,000       15,009,800
    Sonus Networks, Inc.(1)                                     548,700       13,969,902
                                                                          --------------
                                                                              84,524,725
                                                                          --------------

TOTAL COMMON STOCKS (Cost $1,292,470,327)                                  1,405,752,789
                                                                          --------------
PREFERRED STOCKS (0.9%)
BUSINESS SERVICES (0.2%)
    Smith & Wollensky Restaurant Group, Inc.(1,2)               336,786        3,249,985
                                                                          --------------
ENERGY (0.0%)
    Chaparral Resources, Inc.(1)                                 13,889           41,667
                                                                          --------------
FOOD, BEVERAGE & TOBACCO (0.1%)
    Foodtrader.Com(2)                                           966,183        2,000,000
                                                                          --------------
HAIRCARE SERVICES (0.0%)
    Opal Concepts, Inc. Series B(2)                             792,603          199,998
                                                                          --------------
SOFTWARE (0.1%)
    Softcom, Inc. Series B Convertible(2)                       454,545          999,999
                                                                          --------------
TELECOMMUNICATIONS (0.5%)
    Celletra, Ltd.(2)                                         1,102,524        7,000,002
                                                                          --------------

TOTAL PREFERRED STOCKS (Cost $16,499,985)                                     13,491,651
                                                                          --------------
WARRANT (0.0%)
HEALTHCARE (0.0%)
    Women First Healthcare (Cost $0)                              5,516                0
                                                                          --------------


                                                                 PAR
                                                                -----
CORPORATE BONDS (0.4%)
COMMUNICATIONS & MEDIA (0.4%)
    Orckit Communications, Inc. (NR)  5.75% 04/01/05        $15,000,000        5,887,500


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                 PAR             VALUE
                                                              ---------          -----
CORPORATE BONDS (CONT'D)
COMMUNICATIONS & MEDIA (CONT'D)
    Timessquaremedia.com, Inc.(2,3) (NR) 6.00% 11/22/02       2,900,000   $            0
                                                                          --------------
                                                                               5,887,500
                                                                          --------------

TOTAL CORPORATE BONDS (Cost $17,900,000)                                       5,887,500
                                                                          --------------


                                                              NUMBER OF
                                                               SHARES
                                                             ----------
SHORT-TERM INVESTMENT (3.1%)
    BBH Grand Cayman U.S. Dollar Time Deposit
    4.050% 05/01/01 (Cost $45,111,709)                       45,111,709       45,111,709
                                                                          --------------

TOTAL INVESTMENTS (100.0%) (Cost $1,371,982,021)(4)                        1,470,243,649

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                     492,780
                                                                          --------------

NET ASSETS (100.0%)                                                       $1,470,736,429
                                                                          ==============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
 (1) Income Producing Security
 (2) Restricted Security
 (3) Bond is currently in default
 (4) Cost for federal income tax purposes is $1,375,339,298.





                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (91.7%)
AEROSPACE & DEFENSE (0.8%)
Triumph Group, Inc.(1)                                            8,100   $   341,010
                                                                          -----------
BUILDING & BUILDING MATERIALS (0.7%)
    Granite Construction, Inc.                                   12,150       312,012
                                                                          -----------
BUSINESS SERVICES (1.9%)
    Getty Images, Inc.(1)                                        11,200       282,016
    Matrixone, Inc.(1)                                           20,800       500,032
    QRS Corp.(1)                                                  5,650        50,002
                                                                          -----------
                                                                              832,050
                                                                          -----------
COMMUNICATIONS & MEDIA (2.6%)
    Entercom Communications Corp.(1)                              5,700       260,034
    Network Associates, Inc.(1)                                  22,100       243,763
    Seachange International, Inc.(1)                             13,000       213,200
    ValueVision International, Inc. Class A(1)                   23,700       420,675
                                                                          -----------
                                                                            1,137,672
                                                                          -----------
COMPUTERS (7.2%)
    Agile Software Corp.(1)                                      20,400       389,028
    BackWeb Technologies, Ltd.(1)                                16,000        28,480
    Documentum, Inc.(1)                                          30,100       450,597
    Internet Security Systems, Inc.(1)                            2,300       114,747
    Manhattan Associates, Inc.(1)                                10,000       332,500
    Manugistics Group, Inc.(1)                                   26,200       888,704
    Marimba, Inc.(1)                                              4,200        12,768
    Radiant Systems, Inc.(1)                                     29,500       495,600
    RSA Security, Inc.(1)                                        11,950       382,400
                                                                          -----------
                                                                            3,094,824
                                                                          -----------
CONSUMER NON-DURABLES (2.0%)
    Footstar, Inc.(1)                                             9,500       346,750
    Nautica Enterprises, Inc.(1)                                 16,800       308,616
    Tommy Hilfiger Corp.(1)                                      17,800       214,668
                                                                          -----------
                                                                              870,034
                                                                          -----------
CONSUMER SERVICES (2.2%)
    Renaissance Learning, Inc.(1)                                11,300       412,563
    Strayer Education, Inc.                                      12,800       533,760
                                                                          -----------
                                                                              946,323
                                                                          -----------
ELECTRONICS (13.5%)
    Alpha Industries, Inc.                                       16,200       398,034
    Anadigics, Inc.(1)                                           16,450       291,987
    APW, Ltd.(1)                                                 22,200       186,480
    Avant! Corp.(1)                                              19,999       389,781
    Brooks Automation, Inc.(1)                                    4,300       269,223
    Coherent, Inc.(1)                                            12,400       489,800
    Cymer, Inc.(1)                                               13,600       446,760
    DSP Group, Inc.(1)                                           19,000       411,920


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
ELECTRONICS (CONT'D)
    Emulex Corp.(1)                                              13,700   $   491,967
    Exar Corp.(1)                                                19,000       552,900
    MIPS Technologies, Inc. Class A(1)                            7,900       153,655
    Photronics, Inc.(1)                                          16,700       479,457
    Plexus Corp.(1)                                               9,567       293,898
    PRI Automation, Inc.(1)                                      26,100       498,771
    Varian Semiconductor Equipment Associates, Inc.(1)           10,500       478,275
                                                                          -----------
                                                                            5,832,908
                                                                          -----------
ENERGY (3.3%)
    Cross Timbers Oil Co.                                        11,100       301,365
    Newfield Exploration Co.(1)                                   8,200       295,200
    Pogo Producing Co.                                            8,900       263,529
    Stone Energy Corp.(1)                                        11,300       561,610
                                                                          -----------
                                                                            1,421,704
                                                                          -----------
FINANCIAL SERVICES (4.5%)
    Affiliated Managers Group, Inc.(1)                            2,400       134,928
    Americredit Corp.(1)                                         14,100       653,676
    Fidelity National Financial, Inc.                             4,600       107,686
    HCC Insurance Holdings, Inc.                                 17,400       490,680
    Mutual Risk Management, Ltd.                                 13,000        83,980
    Radian Group, Inc.                                              924        71,610
    Reinsurance Group of America, Inc.                           11,231       378,485
                                                                          -----------
                                                                            1,921,045
                                                                          -----------
FOOD, BEVERAGE & TOBACCO (0.6%)
    Hain Celestial Group, Inc.(1)                                11,100       277,722
                                                                          -----------
HEALTHCARE (21.4%)
    AdvancePCS(1)                                                16,800       967,680
    Amerisource Health Corp. Class A(1)                          15,200       820,800
    Caliper Technologies Corp.(1)                                 3,800        87,400
    Caremark Rx, Inc.(1)                                         47,800       757,630
    Community Health Care(1)                                     31,000       884,740
    Health Net, Inc.(1)                                          32,700       704,685
    Henry Schein, Inc.(1)                                         9,100       349,622
    LifePoint Hospitals, Inc.(1)                                 12,500       434,000
    Manor Care, Inc.(1)                                          14,000       324,800
    Mid Atlantic Medical Services, Inc.(1)                       29,600       601,768
    Oxford Health Plans, Inc.(1)                                 30,100       936,110
    Province Healthcare Co.(1)                                   24,300       622,566
    Renal Care Group, Inc.(1)                                    19,300       551,594
    Triad Hospitals, Inc.(1)                                     13,553       416,758
    Universal Health Services, Inc. Class B                       8,300       745,008
                                                                          -----------
                                                                            9,205,161
                                                                          -----------
INTERNET SOFTWARE & SERVICES (0.4%)
    Planetweb, Inc.(1,2)                                         27,600       149,913
                                                                          -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
LEISURE & ENTERTAINMENT (3.6%)
    American Classic Voyages Co.(1)                              17,900   $   169,871
    CEC Entertainment, Inc.(1)                                      500        25,625
    Championship Auto Racing Teams, Inc.(1)                      12,400       203,980
    Mandalay Resort Group(1)                                     17,200       408,672
    THQ, Inc.(1)                                                 19,000       723,710
                                                                          -----------
                                                                            1,531,858
                                                                          -----------
LODGING & RESTAURANTS (0.5%)
    Applebee's International, Inc.                                4,600       192,740
                                                                          -----------
OIL SERVICES (3.3%)
    National-Oilwell, Inc.(1)                                     9,300       367,815
    Precision Drilling Corp.(1)                                   9,900       418,671
    Pride International, Inc.(1)                                 24,000       639,120
                                                                          -----------
                                                                            1,425,606
                                                                          -----------
PHARMACEUTICALS (9.2%)
    Aclara Biosciences, Inc.(1)                                  12,400        64,480
    Alkermes, Inc.(1)                                            35,100     1,075,464
    Cell Therapeutics, Inc.(1)                                   12,100       301,895
    Cubist Pharmaceuticals, Inc.(1)                               7,200       224,064
    Inhale Therapeutic Systems, Inc.(1)                          11,900       396,270
    Intermune, Inc.(1)                                            2,900        89,349
    K-V Pharmaceutical Co.(1)                                     9,500       206,530
    Lynx Therapeutics, Inc.(1)                                    8,400        52,500
    Medarex, Inc.(1)                                             17,800       425,598
    Medicis Pharmaceutical Corp. Class A(1)                      12,500       621,250
    Molecular Devices Corp.(1)                                    1,700        32,725
    PRAECIS Pharmaceuticals, Inc.(1)                             22,400       491,456
                                                                          -----------
                                                                            3,981,581
                                                                          -----------
PUBLISHING (0.7%)
    Scholastic Corp.(1)                                           7,500       313,050
                                                                          -----------
RETAIL (5.4%)
    Amercrombie & Fitch Co.(1)                                   10,400       346,320
    Barnes & Noble, Inc.(1)                                      22,000       699,380
    Linens `n Things, Inc.(1)                                     7,300       197,173
    Pacific Sunwear of California, Inc.(1)                       13,200       367,752
    Ross Stores, Inc.                                             9,400       206,612
    Too, Inc.(1)                                                 25,200       501,732
                                                                          -----------
                                                                            2,318,969
                                                                          -----------
TELECOMMUNICATIONS & EQUIPMENT (6.9%)
    Aeroflex, Inc.(1)                                            26,300       392,133
    Audiocodes, Ltd.(1)                                          14,300       120,692
    CTC Communications Group, Inc.(1)                             2,450        14,332
    Lightpath Technologies, Inc. Class A(1)                       4,000        56,200
    Polycom, Inc.(1)                                             21,500       499,445
    Powerwave Technologies, Inc.(1)                              21,300       387,021
                                                                          -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
TELECOMMUNICATIONS & EQUIPMENT (CONT'D)
    Redback Networks, Inc.(1)                                    19,300   $   367,472
    Tekelec(1)                                                   23,800       742,560
    Triquint Semiconductor, Inc.(1)                              13,300       386,099
                                                                          -----------
                                                                            2,965,954
                                                                          -----------
TRANSPORTATION (1.0%)
    Atlantic Coast Airlines Holdings, Inc(1)                      8,600       208,120
    SkyWest, Inc.                                                 8,600       227,900
                                                                          -----------
                                                                              436,020
                                                                          -----------

TOTAL COMMON STOCKS (Cost $39,953,801)                                     39,508,156
                                                                          -----------


                                                                PAR
                                                               -----
SHORT-TERM INVESTMENT (6.8%)
    BBH Grand Cayman U.S. Dollar Time Deposit 4.050%
     05/01/01 (Cost $2,944,809)                              $2,944,809     2,944,809
                                                                          -----------

TOTAL INVESTMENTS (98.5%) (Cost $42,898,610)(3)                            42,452,965

OTHER ASSETS IN EXCESS OF LIABILITIES (1.5%)                                  640,977
                                                                          -----------

NET ASSETS (100.0%)                                                       $43,093,942
                                                                          ===========


--------------------------------------------------------------------------------
 (1) Non-Income Producing Security
 (2) Restricted security
 (3) Also cost for federal income tax purposes


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.4%)
    DRS Technologies, Inc.(1)                                   167,000   $  3,219,760
                                                                          ------------
BANKS & SAVINGS & LOANS (11.6%)
    Associated Banc-Corp.                                        82,300      2,874,739
    Banknorth Group, Inc.                                       198,000      3,918,420
    Cullen Frost Bankers, Inc.                                  103,000      3,296,000
    Firstmerit Corp.                                            180,000      4,442,400
    Hudson United Bancorp                                       122,800      2,917,728
    New York Community Bancorp, Inc.                            105,000      3,543,750
    People's Bank                                                85,000      1,915,900
    Susquehanna Bancshares, Inc.                                180,000      3,256,200
                                                                          ------------
                                                                            26,165,137
                                                                          ------------
BUILDING & BUILDING MATERIALS (1.2%)
    Carlisle Cos., Inc.                                          75,700      2,797,115
                                                                          ------------
BUSINESS SERVICES (4.7%)
    Banta Corp.                                                 190,250      4,965,525
    Harte-Hanks, Inc.                                           110,000      2,531,100
    Pharmaceutical Product Development, Inc.(1)                  53,050      3,159,128
                                                                          ------------
                                                                            10,655,753
                                                                          ------------
CAPITAL EQUIPMENT (4.0%)
    Manitowoc Co., Inc.                                         110,000      3,025,000
    Roper Industries, Inc.                                       87,700      3,665,860
    Stewart & Stevenson Services, Inc.                          104,000      2,324,400
                                                                          ------------
                                                                             9,015,260
                                                                          ------------
CHEMICALS (2.8%)
    H.B. Fuller Co.                                              71,700      2,964,078
    Om Group, Inc.                                               60,000      3,285,000
                                                                          ------------
                                                                             6,249,078
                                                                          ------------
COMMUNICATIONS & MEDIA (2.0%)
    C&D Technologies, Inc.                                       48,000      1,703,040
    Meredith Corp.                                               72,000      2,717,280
                                                                          ------------
                                                                             4,420,320
                                                                          ------------
COMPUTERS (5.4%)
    Keane, Inc.                                                 158,200      2,808,050
    Mercury Computer Systems, Inc.(1)                            67,910      3,448,470
    Pioneer-Standard Electronics, Inc.                          239,450      2,873,400
    Progress Software Corp.(1)                                  216,800      3,067,720
                                                                          ------------
                                                                            12,197,640
                                                                          ------------
CONGLOMERATES (1.0%)
    Lancaster Colony Corp.                                       73,000      2,202,410
                                                                          ------------
CONSUMER DURABLES (2.0%)
    Chromcraft Revington, Inc.(1)                                78,300        747,765
    Flowserve Corp.(1)                                           95,000      2,688,500


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
CONSUMER DURABLES (CONT'D)
    RPM, Inc.                                                   105,187    $ 1,003,484
                                                                          ------------
                                                                             4,439,749
                                                                          ------------
CONSUMER NON-DURABLES (1.3%)
    Myers Industries, Inc.                                      201,069      3,005,982
                                                                          ------------
ELECTRIC UTILITIES (0.7%)
    Oklahoma Gas & Electric Co.                                  70,000      1,543,500
                                                                          ------------
ELECTRONICS (6.5%)
    Ametek, Inc.                                                175,000      4,831,750
    Electro Scientific Industries, Inc.(1)                       52,700      1,888,241
    Littelfuse, Inc.(1)                                         108,000      2,894,400
    Technitrol, Inc.                                             55,200      1,660,416
    Woodhead Industries, Inc.                                   197,800      3,408,094
                                                                          ------------
                                                                            14,682,901
                                                                          ------------
ENERGY (2.2%)
    National Fuel Gas Co.                                        89,600      5,035,520
                                                                          ------------
FINANCIAL SERVICES (8.0%)
    Brown & Brown                                               125,800      5,333,920
    First Financial Holdings, Inc.                               52,100      1,049,815
    FirstFed Financial Corp.                                     75,000      2,250,000
    Horace Mann Educators Corp.                                 122,400      2,075,904
    Protective Life Corp.                                       120,200      3,596,384
    Webster Financial Corp.                                     115,000      3,663,900
                                                                          ------------
                                                                            17,969,923
                                                                          ------------
FOOD, BEVERAGE & TOBACCO (3.2%)
    Performance Food Group Co.(1)                                67,800      3,659,166
    Sensient Technologies Corp.                                 196,800      3,542,400
                                                                          ------------
                                                                             7,201,566
                                                                          ------------
GAS UTILITIES (4.5%)
    Equitable Resources, Inc.                                    79,000      6,320,000
    WGL Holdings, Inc.                                          134,500      3,846,700
                                                                          ------------
                                                                            10,166,700
                                                                          ------------
HEALTHCARE (10.4%)
    Arrow International, Inc.                                   104,000      3,962,400
    Cambrex Corp.                                                94,800      4,410,096
    Cooper Cos., Inc.                                            58,200      2,584,080
    Dentsply International, Inc.                                 99,000      3,878,820
    Esco Technologies, Inc.(1)                                  148,000      3,744,400
    Invacare Corp.                                              136,700      4,825,510
                                                                          ------------
                                                                            23,405,306
                                                                          ------------
INDUSTRIAL MANUFACTURING & PROCESSING (10.8%)
    Aptargroup, Inc.                                            153,600      4,850,688
    Brady Corp.                                                 102,700      3,368,560


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
INDUSTRIAL MANUFACTURING & PROCESSING (CONT'D)
    Lydall, Inc.(1)                                             194,500    $ 2,351,505
    Modine Manufacturing Co.                                    131,400      3,663,432
    Rogers Corp.(1)                                              96,600      2,753,100
    Teleflex, Inc.                                              104,900      5,130,659
    Varian, Inc.(1)                                              74,000      2,391,680
                                                                          ------------
                                                                            24,509,624
                                                                          ------------
LODGING & RESTAURANTS (1.0%)
    Marcus Corp.                                                149,975      2,260,123
                                                                          ------------
OFFICE EQUIPMENT & SUPPLIES (1.5%)
    Hon Industries, Inc.                                         35,000        873,600
    United Stationers, Inc.                                      85,000      2,419,950
                                                                          ------------
                                                                             3,293,550
                                                                          ------------
OIL SERVICES (4.3%)
    Oceaneering International, Inc.(1)                          142,000      3,379,600
    Tidewater, Inc.                                              54,100      2,535,667
    Varco International, Inc.(1)                                159,767      3,735,352
                                                                          ------------
                                                                             9,650,619
                                                                          ------------
PAPER & FOREST PRODUCTS (1.1%)
    Longview Fibre Co.                                          205,000      2,603,500
                                                                          ------------
REAL ESTATE (1.0%)
    Liberty Property Trust                                       79,000      2,279,150
                                                                          ------------
RETAIL (5.0%)
    Ethan Allen Interiors, Inc.                                  30,800      1,093,400
    Lands' End, Inc.                                             95,000      2,812,000
    MSC Industrial Direct Co., Inc.                             106,000      1,701,300
    Neiman Marcus Group, Inc.(1)                                 72,000      2,154,960
    Ruddick Corp.                                               257,700      3,553,683
                                                                          ------------
                                                                            11,315,343
                                                                          ------------
TRANSPORTATION (1.8%)
    Werner Enterprises, Inc.                                    206,750      4,114,325
                                                                          ------------

TOTAL COMMON STOCKS (Cost $161,500,075)                                    224,399,854
                                                                          ------------


                                                                PAR
                                                               -----
SHORT-TERM INVESTMENT (0.7%)
    Citibank IIS Money Market Deposit (Cost $1,709,961)      $1,709,961      1,709,961
                                                                          ------------

TOTAL INVESTMENTS (100.1%) (Cost $163,210,036)(2)                          226,109,815

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                 (319,769)
                                                                          ------------

NET ASSETS (100.0%)                                                       $225,790,046
                                                                          ============


--------------------------------------------------------------------------------
 (1) Non-Income Producing Security
 (2) Also cost for federal income tax purposes


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (93.2%)
AEROSPACE & DEFENSE (1.4%)
    DRS Technologies, Inc.(1)                                    20,600   $   397,168
                                                                          -----------
BANKS & SAVINGS & LOANS (9.9%)
    Banknorth Group, Inc.                                        24,000       474,960
    Century Bancorp, Inc. Class A                                26,700       509,970
    Dime Bancorp, Inc.                                           22,100       742,118
    Prosperity Bancshares, Inc.                                  35,300       751,537
    Susquehanna Bancshares, Inc.                                 23,000       416,070
                                                                          -----------
                                                                            2,894,655
                                                                          -----------
BUILDING & BUILDING MATERIALS (2.9%)
    Carlisle Cos., Inc.                                          11,000       406,450
    Stanley Works                                                12,000       435,000
                                                                          -----------
                                                                              841,450
                                                                          -----------
BUSINESS SERVICES (4.1%)
    Banta Corp.                                                 20,000        522,000
    Harte-Hanks, Inc.                                           12,000        276,120
    Pharmaceutical Product Development, Inc.(1)                  7,000        416,850
                                                                          -----------
                                                                            1,214,970
                                                                          -----------
CAPITAL EQUIPMENT (3.0%)
    Manitowoc Co., Inc.                                          14,500       398,750
    Roper Industries, Inc.                                       11,500       480,700
                                                                          -----------
                                                                              879,450
                                                                          -----------
CHEMICALS (1.7%)
    H.B. Fuller Co.                                               9,000       372,060
    Om Group, Inc.                                                2,500       136,875
                                                                          -----------
                                                                              508,935
                                                                          -----------
COMMUNICATIONS & MEDIA (1.0%)
    C&D Technologies, Inc.                                        8,000       283,840
                                                                          -----------
COMPUTERS (3.89%)
    Pioneer-Standard Electronics, Inc.                           30,000       360,000
    Progress Software Corp.(1)                                   28,000       396,200
    KEANE, Inc.                                                  22,000       390,500
                                                                          -----------
                                                                            1,146,700
                                                                          -----------
CONGLOMERATES (1.0%)
    Lancaster Colony Corp.                                       10,000       301,700
                                                                          -----------
CONSUMER DURABLES (2.1%)
    Flowserve Corp.(1)                                           11,000       311,300
    Harman International Industries, Inc.                         9,800       311,150
                                                                          -----------
                                                                              622,450
                                                                          -----------
CONSUMER NON-DURABLES (1.9%)
    Myers Industries, Inc.                                       26,000       388,700
    Phillips-Van Heusen Corp.                                    11,900       178,500
                                                                          -----------
                                                                              567,200
                                                                          -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
ELECTRIC UTILITIES (5.4%)
    NSTAR                                                        10,900   $   439,488
    Oklahoma Gas & Electric Co.                                  10,100       222,705
    Public Service Company of New Mexico                         15,300       552,789
    Unisource Energy Corp.                                       16,200       376,002
                                                                          -----------
                                                                            1,590,984
                                                                          -----------
ELECTRONICS (6.4%)
    Ametek, Inc.                                                 17,000       469,370
    Littelfuse, Inc.(1)                                          15,000       402,000
    M.D.C. Holdings, Inc.                                         9,005       387,395
    Technitrol, Inc.                                             10,000       300,800
    Woodhead Industries, Inc.                                    19,000       327,370
                                                                          -----------
                                                                            1,886,935
                                                                          -----------
FINANCIAL SERVICES (6.0%)
    HCC Insurance Holdings, Inc.                                  9,700       273,540
    National Western Life Insurance Co. Class A(1)                2,500       262,750
    Radian Group, Inc.                                            3,905       302,637
    Stancorp Financial Group, Inc.                                7,900       361,267
    Webster Financial Corp.                                      17,900       570,294
                                                                          -----------
                                                                            1,770,488
                                                                          -----------
FOOD, BEVERAGE & TOBACCO (4.8%)
    Brown & Brown                                                14,000       593,600
    Performance Food Group Co.(1)                                 8,000       431,760
    Sensient Technologies Corp.                                  21,000       378,000
                                                                          -----------
                                                                            1,403,360
                                                                          -----------
GAS UTILITIES (1.6%)
    WGL Holdings, Inc.                                           16,300       466,180
                                                                          -----------
HEALTHCARE (9.8%)
    Arrow International, Inc.                                    11,000       419,100
    Bergen Brunswig Corp. Class A                                13,700       250,710
    Cambrex Corp.                                                10,500       488,460
    Cooper Cos., Inc.                                             8,000       355,200
    Dentsply International, Inc.                                 12,000       470,160
    Esco Technologies, Inc.(1)                                   17,000       430,100
    Invacare Corp.                                               13,200       465,960
                                                                          -----------
                                                                            2,879,690
                                                                          -----------
INDUSTRIAL MANUFACTURING & PROCESSING (8.4%)
    Aptargroup, Inc.                                             14,000       442,120
    Brady Corp.                                                  13,500       442,800
    Modine Manufacturing Co.                                     12,000       334,560
    Rogers Corp.(1)                                              14,000       399,000
    Teleflex, Inc.                                               10,000       489,100
    Varian, Inc.(1)                                              11,500       371,680
                                                                          -----------
                                                                            2,479,260
                                                                          -----------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                              NUMBER OF
                                                                SHARES      VALUE
                                                              ---------     -----
COMMON STOCKS (CONT'D)
LEISURE & ENTERTAINMENT (0.9%)
    SCP Pool Corp.(1)                                             8,319   $   262,049
                                                                          -----------
OIL SERVICES (5.6%)
    Evergreen Resources, Inc.(1)                                 12,100       514,855
    Oceaneering International, Inc.(1)                           17,000       404,600
    Pride International, Inc.(1)                                 10,200       271,626
    Varco International, Inc.(1)                                 19,000       444,220
                                                                          -----------
                                                                            1,635,301
                                                                          -----------
PAPER & FOREST PRODUCTS (2.1%)
    Ivex Packaging Corp.(1)                                      18,900       295,785
    Longview Fibre Co.                                           25,000       317,500
                                                                          -----------
                                                                              613,285
                                                                          -----------
REAL ESTATE (1.6%)
    Bre Properties, Inc. Class A                                  4,100       115,825
    Centerpoint Properties Corp.                                  3,800       177,080
    Mission West Properties, Inc.                                14,386       185,579
                                                                          -----------
                                                                              478,484
                                                                          -----------
RETAIL (5.0%)
    Neiman Marcus Group, Inc.(1)                                 10,000       299,300
    Pathmark Stores, Inc.                                        41,900       796,100
    Ruddick Corp.                                                28,000       386,120
                                                                          -----------
                                                                            1,481,520
                                                                          -----------
TRANSPORTATION (2.7%)
    Landstar System, Inc.(1)                                      4,700       306,910
    Werner Enterprises, Inc.                                     25,000       497,500
                                                                          -----------
                                                                              804,410
                                                                          -----------

TOTAL COMMON STOCKS (Cost $22,829,472)                                     27,410,464
                                                                          -----------


                                                                PAR
                                                               -----
SHORT-TERM INVESTMENT (4.9%)
    BBH Grand Cayman U.S. Dollar Time Deposit 4.050%
     05/01/01 (Cost $1,452,141)                              $1,452,141     1,452,141
                                                                          -----------

TOTAL INVESTMENTS (98.1%) (Cost $24,281,613)(2)                            28,862,605

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                  556,318
                                                                          -----------

NET ASSETS (100.0%)                                                       $29,418,923
                                                                          ===========


--------------------------------------------------------------------------------
 (1) Non-Income Producing Security
 (2) Cost for federal income tax purposes is $24,293,084.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                   NUMBER OF
                                                                     SHARES     VALUE
                                                                   ---------    -----
COMMON STOCKS (96.0%)
BUSINESS & INFORMATION TECHNOLOGY SERVICES (3.6%)
    Electronic Data Systems                                          11,700   $   754,650
                                                                              -----------
COMMUNICATIONS SERVICES (10.1%)
    Amdocs, Ltd.(1)                                                   7,950       468,255
    AOL Time Warner, Inc.(1)                                         12,025       607,262
    Juniper Networks, Inc.(1)                                         1,800       106,254
    Nextel Communications, Inc. Class A(1)                            6,225       101,156
    Openwave Systems, Inc.(1)                                         6,825       236,213
    Pegasus Communications Corp.(1)                                   4,450       105,954
    Qwest Communications International, Inc.                         10,150       415,135
    XO Communications, Inc. Class A(1)                               20,726        81,453
                                                                              -----------
                                                                                2,121,682
                                                                              -----------
COMPUTER NETWORKING (3.8%)
    3Com Corp.                                                       15,525       101,223
    Cisco Systems, Inc.(1)                                           20,225       343,420
    Network Appliance, Inc.(1)                                       15,475       352,059
                                                                              -----------
                                                                              796,702
                                                                              -----------
COMPUTER SYSTEMS MANUFACTURERS (2.5%)
    Sun Microsystems, Inc.(1)                                        30,200       517,024
                                                                              -----------
ELECTRONIC MANUFACTURING SERVICES (10.6%)
    Flextronics International, Ltd.                                  21,675       582,841
    JDS Uniphase Corp.(1)                                            10,640       227,483
    Sanmina Corp.(1)                                                 19,400       565,510
    SCI Systems, Inc.                                                16,175       413,271
    Solectron Corp.(1)                                               17,325       440,921
                                                                              -----------
                                                                                2,230,026
                                                                              -----------
INTERNET BUSINESS-TO-BUSINESS (3.5%)
    Agile Software Corp.(1)                                           5,025        95,827
    Doubleclick, Inc.                                                 9,700       119,698
    Exodus Communications, Inc.(1)                                   17,000       163,200
    i2 Technologies, Inc.(1)                                          8,800       153,208
    Vitria Technology, Inc.                                          11,000        52,800
    Yahoo!, Inc.(1)                                                   8,000       161,440
                                                                              -----------
                                                                                  746,173
                                                                              -----------
INTERNET BUSINESS-TO-CONSUMER (1.8%)
    Ebay, Inc.                                                        7,700       388,696
                                                                              -----------
PERSONAL COMPUTER MANUFACTURERS (1.3%)
    Gateway, Inc.(1)                                                  5,900       112,100
    Palm, Inc.(1)                                                    19,684       157,669
                                                                              -----------
                                                                                  269,769
                                                                              -----------
SEMICONDUCTOR CAPITAL EQUIPMENT (6.5%)
    Applied Materials, Inc.                                          11,550       630,630
    KLA-Tencor Corp.(1)                                              13,575       746,082
                                                                              -----------
                                                                                1,376,712
                                                                              -----------
SEMICONDUCTOR MANUFACTURERS-FABLESS (7.4%)
    Broadcom Corp. Class A                                            2,700       112,212


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                   NUMBER OF
                                                                     SHARES      VALUE
                                                                   ---------     -----
COMMON STOCKS (CONT'D)
SEMICONDUCTOR MANUFACTURERS-FABLESS (CONT'D)
    Lattice Semiconductor Corp.(1)                                   28,600   $   704,418
    Pmc-Sierra, Inc.(1)                                               1,700        70,805
    Xilinx, Inc.                                                     14,000       664,580
                                                                              -----------
                                                                                1,552,015
                                                                              -----------
SEMICONDUCTOR MANUFACTURERS-LARGE (10.3%)
    Analog Devices, Inc.                                             12,500       591,375
    Linear Technology Corp.                                          15,450       742,218
    Texas Instruments, Inc.                                          19,600       758,520
    Vitesse Semiconductor Corp.                                       2,500        84,750
                                                                              -----------
                                                                                2,176,863
                                                                              -----------
SOFTWARE PRODUCTS (19.5%)
    BEA Systems, Inc.(1)                                             11,900       486,115
    BMC Software, Inc.                                               11,600       280,604
    Cognos, Inc.                                                     25,800       525,288
    Microsoft Corp.(1)                                               10,725       726,619
    Oracle Corp.(1)                                                  33,000       533,280
    Peregrine Systems, Inc.                                          18,700       482,086
    Siebel Systems, Inc.(1)                                          10,475       477,451
    VERITAS Software Corp.(1)                                         9,875       588,649
                                                                              -----------
                                                                                4,100,092
                                                                              -----------
STORAGE NETWORKS & SYSTEMS (5.1%)
    EMC Corp.                                                        15,500       613,800
    Emulex Corp.(1)                                                   3,000       107,730
    McDATA Corp., Class A(1)                                            570        13,013
    Qlogic Corp.(1)                                                   8,000       343,120
                                                                              -----------
                                                                                1,077,663
                                                                              -----------
TELECOMMUNICATIONS EQUIPMENT (10.0%)
    CIENA Corp.(1)                                                    9,000       495,540
    Corning, Inc.                                                    10,150       222,996
    Scientific-Atlanta, Inc.                                          9,150       528,230
    Sycamore Networks, Inc.(1)                                        7,475        71,162
    Tellabs, Inc.                                                    13,525       474,863
    Western Wireless Corp., Class A(1)                                7,200       320,616
                                                                              -----------
                                                                                2,113,407
                                                                              -----------
TOTAL COMMON STOCKS (Cost $33,594,114)                                         20,221,474
                                                                              -----------

                                                                 PAR
                                                                -----
SHORT-TERM INVESTMENT (4.3%)
    Citibank IIS Money Market Deposit (Cost $899,332)          $899,332       899,332
                                                                          -----------

TOTAL INVESTMENTS (100.2%) (Cost $34,493,446)(2)                           21,120,806

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                 (48,481)
                                                                          -----------

NET ASSETS (100.0%)                                                       $21,072,325
                                                                          ===========


--------------------------------------------------------------------------------
 (1) Non-Income Producing Security
 (2) Also cost for federal income tax purposes


                See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                       EMERGING GROWTH        SMALL COMPANY
                                                                             FUND              GROWTH FUND
                                                                       ---------------        -------------
ASSETS
    Investments at value (Cost $1,371,982,021, $42,898,610
      $163,210,036, $24,281,613 and $34,493,446, respectively)          $1,470,243,649         $42,452,965
    Receivable for investments sold                                          1,932,213             863,678
    Receivable for fund shares sold                                          1,140,224              57,124
    Dividend and interest receivable                                           185,137                 331
    Receivable from investment advisor                                               0               2,869
    Prepaid expenses and other assets                                           89,189               6,089
                                                                        --------------         -----------
      Total Assets                                                       1,473,590,412          43,383,056
                                                                        --------------         -----------
LIABILITIES
    Advisory fee payable                                                             0                   0
    Administrative services fees payable                                             0                   0
    Distribution fee payable                                                         0                   0
    Payable for investments purchased                                          987,300             235,110
    Payable for fund shares redeemed                                                 0                   0
    Accrued expenses payable                                                 1,866,683              54,004
                                                                        --------------         -----------
      Total Liabilities                                                      2,853,983             289,114
                                                                        --------------         -----------
NET ASSETS
    Capital stock, $0.001 par value                                             50,703               2,348
    Paid-in capital                                                      1,482,808,881          53,876,116
    Net unrealized appreciation/(depreciation) from
      investments and foreign currency transactions                         98,261,628            (445,645)
    Accumulated undistributed net investment income/(loss)                  (6,098,104)           (194,701)
    Accumulated undistributed net realized gain/(loss) on
      investments and foreign currency transactions                       (104,286,679)        (10,144,176)
                                                                        --------------         -----------
      Net Assets                                                        $1,470,736,429         $43,093,942
                                                                        ==============         ===========
COMMON SHARES
    Net Assets                                                          $1,303,019,073         $43,093,942
                                                                        ==============         ===========
    Shares outstanding                                                      44,660,076           2,349,405
                                                                        ==============         ===========
    Net asset value, offering price and redemption price per share              $29.18              $18.34
                                                                                ======              ======
ADVISOR CLASS
    Net Assets                                                          $  167,717,356         $       N/A
                                                                        ==============         ===========
    Shares outstanding                                                       6,047,489                 N/A
                                                                        ==============         ===========
    Net asset value, offering price and redemption price per share              $27.73                 N/A
                                                                                ======              ======
CLASS A SHARES
    Net Assets                                                                     N/A                 N/A
                                                                        ==============         ===========
    Shares outstanding                                                             N/A                 N/A
                                                                        ==============         ===========
    Net asset value and redemption value per share                                 N/A                 N/A
                                                                        ==============         ===========
    Maximum offering price per share (net asset value plus
      maximum sales charge)                                                        N/A                 N/A
                                                                        ==============         ===========
CLASS B SHARES
    Net Assets                                                                     N/A                 N/A
                                                                        ==============         ===========
    Shares outstanding                                                             N/A                 N/A
                                                                        ==============         ===========
    Net asset value, offering price and redemption price per share                 N/A                 N/A
                                                                        ==============         ===========
CLASS C SHARES
    Net Assets                                                                     N/A                 N/A
                                                                        ==============         ===========
    Shares outstanding                                                             N/A                 N/A
                                                                        ==============         ===========
    Net asset value, offering price and redemption price per share                 N/A                 N/A
                                                                        ==============         ===========
CLASS D SHARES
    Net Assets                                                                     N/A                 N/A
                                                                        ==============         ===========
    Shares outstanding                                                             N/A                 N/A
                                                                        ==============         ===========
    Net asset value, offering price and redemption price per share                 N/A                 N/A
                                                                        ==============         ===========

                                                                        SMALL COMPANY         SMALL COMPANY         WARBURG PINCUS
                                                                          VALUE FUND          VALUE II FUND        TECHNOLOGY FUND
                                                                        -------------         -------------        ---------------
ASSETS
    Investments at value (Cost $1,371,982,021, $42,898,610
      $163,210,036, $24,281,613 and $34,493,446, respectively)           $226,109,815           $28,862,605            $21,120,806
    Receivable for investments sold                                                 0                     0                 46,195
    Receivable for fund shares sold                                            35,849               374,998                 15,056
    Dividend and interest receivable                                                0                70,568                  4,486
    Receivable from investment advisor                                          1,764                     0                 37,005
    Prepaid expenses and other assets                                         216,962               198,627                      0
                                                                         ------------           -----------            -----------
      Total Assets                                                        226,364,390            29,506,798             21,223,548
                                                                         ------------           -----------            -----------
LIABILITIES
    Advisory fee payable                                                      141,795                     0                 12,180
    Administrative services fees payable                                       31,432                     0                  3,034
    Distribution fee payable                                                   55,665                     0                  3,717
    Payable for investments purchased                                               0                     0                 45,890
    Payable for fund shares redeemed                                            6,090                 2,442                 29,383
    Accrued expenses payable                                                  339,362                85,433                 57,019
                                                                         ------------           -----------            -----------
      Total Liabilities                                                       574,344                87,875                151,223
                                                                         ------------           -----------            -----------
NET ASSETS
    Capital stock, $0.001 par value                                               225                 2,235                  3,083
    Paid-in capital                                                       138,404,557            22,185,291             41,317,914
    Net unrealized appreciation/(depreciation) from
      investments and foreign currency transactions                        62,899,780             4,580,992            (13,372,639)
    Accumulated undistributed net investment income/(loss)                    146,747               107,444               (148,007)
    Accumulated undistributed net realized gain/(loss) on
      investments and foreign currency transactions                        24,338,737             2,542,961             (6,728,026)
                                                                         ------------           -----------            -----------
      Net Assets                                                         $225,790,046           $29,418,923            $21,072,325
                                                                         ============           ===========            ===========
COMMON SHARES
    Net Assets                                                           $    510,665           $29,366,393            $12,786,279
                                                                         ============           ===========            ===========
    Shares outstanding                                                         23,508             2,230,927              1,870,205
                                                                         ============           ===========            ===========
    Net asset value, offering price and redemption price per share             $21.72                $13.16                  $6.84
                                                                               ======                ======                  =====
ADVISOR CLASS
    Net Assets                                                           $        N/A           $    52,530            $       N/A
                                                                         ============           ===========            ===========
    Shares outstanding                                                            N/A                 4,025                    N/A
                                                                         ============           ===========            ===========
    Net asset value, offering price and redemption price per share                N/A                $13.05                    N/A
                                                                               ======                ======                  =====
CLASS A SHARES
    Net Assets                                                           $206,194,486                   N/A            $ 2,713,008
                                                                         ============           ===========            ===========
    Shares outstanding                                                      9,476,330                   N/A                397,023
                                                                         ============           ===========            ===========
    Net asset value and redemption value per share                             $21.76                   N/A                  $6.83
                                                                         ============           ===========            ===========
    Maximum offering price per share (net asset value plus
      maximum sales charge)                                                    $23.09                   N/A                  $7.25
                                                                         ============           ===========            ===========
CLASS B SHARES
    Net Assets                                                           $ 18,450,508                   N/A            $   878,286
                                                                         ============           ===========            ===========
    Shares outstanding                                                        876,217                   N/A                129,173
                                                                         ============           ===========            ===========
    Net asset value, offering price and redemption price per share             $21.06                   N/A                  $6.80
                                                                         ============           ===========            ===========
CLASS C SHARES
    Net Assets                                                           $    634,387                   N/A            $   386,822
                                                                         ============           ===========            ===========
    Shares outstanding                                                         30,212                   N/A                 56,881
                                                                         ============           ===========            ===========
    Net asset value, offering price and redemption price per share             $21.00                   N/A                  $6.80
                                                                         ============           ===========            ===========
CLASS D SHARES
    Net Assets                                                                    N/A                   N/A            $ 4,307,930
                                                                         ============           ===========            ===========
    Shares outstanding                                                            N/A                   N/A                629,773
                                                                         ============           ===========            ===========
    Net asset value, offering price and redemption price per share                N/A                   N/A                  $6.84
                                                                         ============           ===========            ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                        EMERGING GROWTH       SMALL COMPANY
                                                                              FUND             GROWTH FUND
                                                                        ---------------       -------------
INVESTMENT INCOME
    Dividends                                                            $   1,899,877         $    11,073
    Interest                                                                 3,396,220              84,251
    Foreign Taxes Withheld                                                      (6,968)                  0
                                                                         -------------         -----------
      Total Investment Income                                                5,289,129              95,324
                                                                         -------------         -----------
EXPENSES
    Investment advisory fees                                                 7,946,561             207,161
    Administrative services fees                                               882,951              20,716
    Shareholder servicing/distribution fees                                    516,912              51,790
    Transfer agent fees                                                        940,375              20,513
    Administration and accounting fees                                         664,882              20,621
    Custodian/Sub-custodian fees                                               114,857              15,785
    Printing fees                                                              113,179               3,436
    Legal fees                                                                  65,273               4,632
    Audit fees                                                                  30,464               5,703
    Insurance expense                                                           16,382               1,873
    Registration fees                                                           37,835              32,005
    Interest expense                                                             8,992                 251
    Directors fees                                                               7,536               7,112
    Offering/Organizational costs                                                    0                   0
    Miscellaneous fees                                                         101,254               2,161
                                                                         -------------         -----------
                                                                            11,447,453             393,759
    Less: fees waived and transfer agent offsets                               (60,220)           (103,734)
                                                                         -------------         -----------
      Total Expenses                                                        11,387,233             290,025
                                                                         -------------         -----------
         Net investment income (loss)                                       (6,098,104)           (194,701)
                                                                         -------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain (loss) from investments                              (94,810,129)         (8,478,504)
    Net change in unrealized appreciation (depreciation) from
     investments                                                          (571,219,951)         (1,303,791)
                                                                         -------------         -----------
    Net realized and unrealized gain (loss) from investments              (666,030,080)         (9,782,295)
                                                                         -------------         -----------
    Net increase (decrease) in net assets resulting from operations      $(672,128,184)        $(9,976,996)
                                                                         =============         ===========

                                                                        SMALL COMPANY         SMALL COMPANY        TECHNOLOGY
                                                                          VALUE FUND          VALUE II FUND           FUND
                                                                        -------------         -------------       -------------
INVESTMENT INCOME
    Dividends                                                            $ 1,606,450            $  171,629         $      6,480
    Interest                                                                 107,196               162,359               27,221
    Foreign Taxes Withheld                                                         0                     0                    0
                                                                         -----------            ----------         ------------
      Total Investment Income                                              1,713,646               333,988               33,701
                                                                         -----------            ----------         ------------
EXPENSES
    Investment advisory fees                                                 849,553               129,418              114,445
    Administrative services fees                                              53,090                12,942                5,224
    Shareholder servicing/distribution fees                                  332,537                32,393               32,629
    Transfer agent fees                                                      136,486                24,406               66,844
    Administration and accounting fees                                        39,818                12,723                3,918
    Custodian/Sub-custodian fees                                              37,503                 8,125                9,899
    Printing fees                                                              4,466                 4,095                3,820
    Legal fees                                                                10,418                 7,934                9,752
    Audit fees                                                                 9,624                 5,900               11,404
    Insurance expense                                                              0                 1,594                    0
    Registration fees                                                         16,994                22,661               14,620
    Interest expense                                                               0                     0                    0
    Directors fees                                                             5,914                 6,789                1,523
    Offering/Organizational costs                                                  0                 7,435                    0
    Miscellaneous fees                                                         5,347                   742                8,037
                                                                         -----------            ----------         ------------
                                                                           1,501,750               277,157              282,115
    Less: fees waived and transfer agent offsets                                   0               (50,638)            (100,407)
                                                                         -----------            ----------         ------------
      Total Expenses                                                       1,501,750               226,519              181,708
                                                                         -----------            ----------         ------------
         Net investment income (loss)                                        211,896               107,469             (148,007)
                                                                         -----------            ----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain (loss) from investments                             24,471,979             2,590,243           (4,761,095)
    Net change in unrealized appreciation (depreciation) from
     investments                                                           1,810,808               467,123          (12,560,901)
                                                                         -----------            ----------         ------------
    Net realized and unrealized gain (loss) from investments              26,282,787             3,057,366          (17,321,996)
                                                                         -----------            ----------         ------------
    Net increase (decrease) in net assets resulting from operations      $26,494,683            $3,164,835         $(17,470,003)
                                                                         ===========            ==========         ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                        EMERGING GROWTH FUND                SMALL COMPANY GROWTH FUND
                                               -------------------------------------  ------------------------------------
                                               FOR THE SIX MONTHS                     FOR THE SIX MONTHS
                                                      ENDED           FOR THE YEAR           ENDED          FOR THE YEAR
                                                 APRIL 30, 2001           ENDED          APRIL 30, 2001        ENDED
                                                   (UNAUDITED)      OCTOBER 31, 2000      (UNAUDITED)     OCTOBER 31, 2000
                                               ------------------   ----------------  ------------------  ----------------
FROM OPERATIONS:
  Net investment income (loss)                   $   (6,098,104)    $   (17,434,064)     $   (194,701)     $   (270,405)
  Net realized gain (loss) from investments
    and foreign currency transactions               (94,810,129)        419,040,087        (8,478,504)       (1,581,984)
  Net change in unrealized appreciation
    (depreciation) from investments                (571,219,951)        132,236,335        (1,303,791)       (1,139,253)
                                                 --------------     ---------------      ------------      ------------
    Net increase (decrease) in net
      assets resulting from operations             (672,128,184)        533,842,358        (9,976,996)       (2,991,642)
                                                 --------------     ---------------      ------------      ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from investment income:
    Common Class shares                                       0                   0                 0                 0
    Advisor Class shares                                      0                   0                 0                 0
    Class A shares                                            0                   0                 0                 0
    Class B shares                                            0                   0                 0                 0
    Class C shares                                            0                   0                 0                 0
  Distributions from net realized gains:
    Common Class shares                            (351,030,314)       (225,635,097)                0          (393,861)
    Advisor Class shares                            (47,450,198)        (31,683,347)                0                 0
    Class A shares                                            0                   0                 0                 0
    Class B shares                                            0                   0                 0                 0
    Class C shares                                            0                   0                 0                 0
                                                 --------------     ---------------      ------------      ------------
    Net decrease in net assets
      from dividends and distributions             (398,480,512)       (257,318,444)                0          (393,861)
                                                 --------------     ---------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                      192,221,670       1,307,801,851        25,039,355        97,628,775
  Reinvestment of dividends and distributions       393,114,403         248,328,679       (19,867,929)          350,461
  Net asset value of shares redeemed               (436,530,442)     (1,260,954,165)                0       (55,714,596)
                                                 --------------     ---------------      ------------      ------------
    Net increase(decrease) in net assets
      from capital share transactions:              148,805,631         295,176,365         5,171,426        42,264,640
                                                 --------------     ---------------      ------------      ------------
  Net increase(decrease) in net assets             (921,803,065)        571,700,279        (4,805,570)       38,879,137
NET ASSETS:
  Beginning of period                             2,392,539,494       1,820,839,215        47,899,512         9,020,375
                                                 --------------     ---------------      ------------      ------------
  End of period                                  $1,470,736,429     $ 2,392,539,494      $ 43,093,942      $ 47,899,512
                                                 ==============     ===============      ============      ============
  UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS):    $   (6,098,104)    $             0      $   (194,701)     $          0
                                                 ==============     ===============      ============      ============

                                                    SMALL COMPANY VALUE FUND             SMALL COMPANY VALUE II FUND
                                               ------------------------------------  ------------------------------------
                                               FOR THE SIX MONTHS                    FOR THE SIX MONTHS
                                                     ENDED           FOR THE YEAR          ENDED           FOR THE YEAR
                                                 APRIL 30, 2001          ENDED        APRIL 30, 2001           ENDED
                                                   (UNAUDITED)     OCTOBER 31, 2000     (UNAUDITED)      OCTOBER 31, 2000
                                               ------------------  ----------------  ------------------  ----------------
FROM OPERATIONS:
  Net investment income (loss)                    $    211,896       $    430,345       $    107,469       $     23,462
  Net realized gain (loss) from investments
    and foreign currency transactions               24,471,979         29,349,170          2,590,243          3,733,200
  Net change in unrealized appreciation
    (depreciation) from investments                  1,810,808          9,049,299            467,123          1,967,554
                                                  ------------       ------------       ------------       ------------
    Net increase (decrease) in net
      assets resulting from operations              26,494,683         38,828,814          3,164,835          5,724,216
                                                  ------------       ------------       ------------       ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from investment income:
    Common Class shares                                   (551)                 0            (26,026)                 0
    Advisor Class shares                                     0                  0                  0                  0
    Class A shares                                    (439,646)          (404,478)                 0                  0
    Class B shares                                           0                  0                  0                  0
    Class C shares                                        (735)                 0                  0                  0
  Distributions from net realized gains:
    Common Class shares                                (16,437)                 0         (3,557,192)        (3,505,579)
    Advisor Class shares                                     0                  0             (4,622)            (2,470)
    Class A shares                                 (26,873,775)       (18,572,467)                 0                  0
    Class B shares                                  (2,525,961)        (1,941,783)                 0                  0
    Class C shares                                     (39,456)                 0                  0                  0
                                                  ------------       ------------       ------------       ------------
    Net decrease in net assets
      from dividends and distributions             (29,896,561)       (20,918,728)        (3,587,840)        (3,508,049)
                                                  ------------       ------------       ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                       9,269,553          5,958,141         11,459,451         18,117,399
  Reinvestment of dividends and distributions       27,594,103         19,541,503          3,521,644          3,045,568
  Net asset value of shares redeemed               (13,753,386)       (44,777,265)       (11,572,040)       (26,177,249)
                                                  ------------       ------------       ------------       ------------
    Net increase(decrease) in net assets
      from capital share transactions:              23,110,270        (19,277,621)         3,409,055         (5,014,282)
                                                  ------------       ------------       ------------       ------------
  Net increase(decrease) in net assets              19,708,392         (1,367,535)         2,986,050         (2,798,115)
NET ASSETS:
  Beginning of period                              206,081,654        207,449,189         26,432,873         29,230,988
                                                  ------------       ------------       ------------       ------------
  End of period                                   $225,790,046       $206,081,654       $ 29,418,923       $ 26,432,873
                                                  ============       ============       ============       ============
  UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS):     $    146,037       $    375,783       $    107,444       $     26,001
                                                  ============       ============       ============       ============

                                                            TECHNOLOGY FUND
                                               ---------------------------------------
                                               FOR THE SIX MONTHS
                                                      ENDED          FOR THE YEAR
                                                 APRIL 30, 2001          ENDED
                                                   (UNAUDITED)     OCTOBER 31, 2000(1)
                                               ------------------  -------------------
FROM OPERATIONS:
  Net investment income (loss)                    $  (148,007)      $   (262,127)
  Net realized gain (loss) from investments
    and foreign currency transactions               (4,761,095)       (1,966,931)
  Net change in unrealized appreciation
    (depreciation) from investments                (12,560,901)         (811,738)
                                                  ------------      ------------
    Net increase (decrease) in net
      assets resulting from operations             (17,470,003)       (3,040,796)
                                                  ------------      ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from investment income:
    Common Class shares                                      0                 0
    Advisor Class shares                                     0                 0
    Class A shares                                           0                 0
    Class B shares                                           0                 0
    Class C shares                                           0                 0
  Distributions from net realized gains:
    Common Class shares                                      0                 0
    Advisor Class shares                                     0                 0
    Class A shares                                           0                 0
    Class B shares                                           0                 0
    Class C shares                                           0                 0
                                                  ------------      ------------
    Net decrease in net assets
      from dividends and distributions                       0                 0
                                                  ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                      16,044,186        54,115,122
  Reinvestment of dividends and distributions               0                  0
  Net asset value of shares redeemed               (14,189,514)      (14,436,670)
                                                  ------------      ------------
    Net increase(decrease) in net assets
      from capital share transactions:               1,854,672        39,678,452
                                                  ------------      ------------
  Net increase(decrease) in net assets             (15,615,331)       36,637,656
NET ASSETS:
  Beginning of period                               36,687,656            50,000
                                                  ------------      ------------
  End of period                                   $ 21,072,325      $ 36,687,656
                                                  ============      ============
  UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS):     $  (148,007)      $          0
                                                  ============      ============

--------------------------------------------------------------------------------
(1) Technology Fund commenced operations on November 18, 1999


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2001      ------------------------------------------------------------------
                                              (UNAUDITED)          2000          1999          1998          1997          1996
                                            --------------      ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
  Net asset value, beginning of period        $    50.24        $    43.73    $    33.69    $    39.66    $    32.80    $    29.97
                                              ----------        ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment loss                              (0.11)            (0.33)        (0.33)        (0.12)        (0.19)        (0.02)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                (12.46)            13.07         10.37         (3.46)         7.12          4.60
                                              ----------        ----------    ----------    ----------    ----------    ----------
      Total from investment activities            (12.57)            12.74         10.04         (3.58)         6.93          4.58
                                              ----------        ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Distributions from net realized gains            (8.49)            (6.23)         0.00         (2.39)        (0.07)        (1.75)
                                              ----------        ----------    ----------    ----------    ----------    ----------
      Total distributions                          (8.49)            (6.23)         0.00         (2.39)        (0.07)        (1.75)
                                              ----------        ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                $    29.18        $    50.24    $    43.73    $    33.69    $    39.66    $    32.80
                                              ==========        ==========    ==========    ==========    ==========    ==========

      Total return                                (29.04)%(1)        30.60%        29.80%        (9.40)%       21.18%        16.14%

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s omitted)     $1,303,019        $2,114,737    $1,592,595    $1,532,521    $1,515,385    $1,104,684
    Ratio of expenses to average net
     assets(3)                                      1.23%(2)          1.19%         1.23%         1.22%         1.22%         1.28%
    Ratio of net income to average net
     assets                                        (0.63)%(2)        (0.65)%       (0.75)%       (0.48)%       (0.59)%       (0.63)%
 Portfolio turnover rate                          101.83%           190.82%       154.08%        91.60%        87.03%        65.77%

--------------------------------------------------------------------------------
(1) Non-annualized.
(2) Annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% annualized for the six months ended April 30, 2001, and by .02%, .01%, .00%, .01% and .01% for the years ending 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.22% for the six months ended April 30, 2001, and 1.17%, 1.22%, 1.22%,
    1.21% and 1.27% for the years ending 2000, 1999, 1998, 1997 and 1996, respectively.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED                         FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2001      ------------------------------------------------------------------
                                              (UNAUDITED)          2000          1999          1998          1997          1996
                                            --------------      ----------    ----------    ----------    ----------    ----------
PER-SHARE DATA
  Net asset value, beginning of period        $    48.02        $    41.99    $    32.51    $    38.50    $    31.99    $    29.38
                                              ----------        ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment loss                              (0.19)            (0.61)        (0.65)        (0.49)        (0.33)        (0.09)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                (11.88)            12.61         10.13         (3.11)         6.91          4.45
                                              ----------        ----------    ----------    ----------    ----------    ----------
      Total from investment activities            (12.07)            12.00          9.48         (3.60)         6.58          4.36
                                              ----------        ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS:
  Distributions from net realized gains            (8.22)            (5.97)         0.00         (2.39)        (0.07)        (1.75)
                                              ----------        ----------    ----------    ----------    ----------    ----------
      Total distributions                          (8.22)            (5.97)         0.00         (2.39)        (0.07)        (1.75)
                                              ----------        ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                $    27.73        $    48.02    $    41.99    $    32.51    $    38.50    $    31.99
                                              ==========        ==========    ==========    ==========    ==========    ==========
      Total return                                (29.23)%(1)        29.96%        29.16%        (9.75)%       20.62%        15.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)        $167,717          $277,802      $228,244      $311,023      $457,432      $362,696
    Ratio of expenses to average net assets(3)      1.73%(2)          1.69%         1.72%         1.62%         1.63%         1.70%
    Ratio of net income to average net assets      (1.13)%(2)        (1.15)%       (1.25)%       (0.87)%       (1.01)%       (1.05)%
Portfolio turnover rate                           101.83%           190.82%       154.08%        91.60%        87.03%        65.77%

--------------------------------------------------------------------------------
(1) Non-annualized.
(2) Annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% annualized for the six months ended April 30, 2001 and by .02%, .01%, .00%, .00% and .01% for the year ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.72% for the six months ended April 30, 2001, 1.67%, 1.71%, 1.62%, 1.63% and 1.69% for the year ending
    1999, 1998, 1997 and 1996, respectively.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                        FOR THE SIX
                                                        MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                       APRIL 30, 2001      ----------------------------------------------------
                                                         (UNAUDITED)          2000          1999          1998         1997(1)
                                                       --------------      ----------    ----------    ----------    ----------
PER-SHARE DATA
  Net asset value, beginning of period                   $    23.11        $    16.60    $    10.11    $    12.25    $    10.00
                                                         ----------        ----------    ----------    ----------    ----------
INVESTMENT ACTIVITIES:
  Net investment loss                                         (0.08)            (0.13)        (0.13)        (0.34)        (0.04)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                            (4.69)             7.28          6.62         (1.74)         2.29
                                                         ----------        ----------    ----------    ----------    ----------
      Total from investment activities                        (4.77)             7.15          6.49         (2.08)         2.25
                                                         ----------        ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                         0.00              0.00          0.00         (0.06)         0.00
  Distributions from net realized gains                        0.00             (0.64)         0.00          0.00          0.00
                                                         ----------        ----------    ----------    ----------    ----------
      Total dividends and distributions                        0.00             (0.64)         0.00          0.06          0.00
                                                         ----------        ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD                           $    18.34        $    23.11    $    16.60    $    10.11    $    12.25
                                                         ==========        ==========    ==========    ==========    ==========
      Total return                                           (20.64)%(2)        43.65%        64.19%       (17.00)%       22.50%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                 $   43,094        $   47,900    $    9,020    $    4,544    $   11,977
    Ratio of expenses to average net assets(3)                 1.40%(4)          1.42%         1.41%         1.40%         1.41%
    Ratio of net income to average net assets                  1.40%(4)         (0.80)%       (1.06)%      (95.00)%       (0.53)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    (0.94)%(4)         0.56%         2.13%         1.10%         3.66%(4)
Portfolio turnover rate                                        0.49%            93.65%       191.65%       114.97%       123.24%

--------------------------------------------------------------------------------
(1) For the period December 31, 1996 (inception date) to October 31, 1997.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% annualized for the six months ended April 30, 2001 and by .02%, .01%, .00%, .01% for the year or period ended October 31, 2000, 1999, 1998 and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.39% for the six months ended April 30, 2001, 1.40%, 1.40% and 1.40% for the year or period ended October 31, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                      FOR THE SIX    FOR THE PERIOD
                                                                     MONTHS ENDED         ENDED
                                                                    APRIL 30, 2001     OCTOBER 31,
                                                                      (UNAUDITED)        2000(1)
                                                                    --------------   --------------
PER-SHARE DATA
  Net asset value, beginning of period                                   $22.62          $21.35
INVESTMENT ACTIVITIES:
  Net investment loss                                                      0.04            0.02
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                                         2.37            1.25
                                                                         ------          ------

      Total from investment activities                                     2.41            1.27
                                                                         ------          ------

LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                                    (0.09)           0.00
  Distributions from net realized capital gains                           (3.22)           0.00
                                                                         ------          ------

      Total distributions                                                 (3.31)           0.00
                                                                         ------          ------

NET ASSET VALUE, END OF PERIOD                                           $21.72          $22.62
                                                                         ======          ======
      Total return                                                        13.17%           5.95%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                                 $  511          $  105
    Ratio of expenses to average net assets(3)                             1.34%           0.34%
    Ratio of net investment income to average net assets(3)                2.00%           0.09%
Portfolio turnover rate                                                   85.37%          41.60%

--------------------------------------------------------------------------------
(1) For the period August 1, 2000 (inception date) to October 31, 2000.
(2) Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2001      --------------------------------------------------------
                                                    (UNAUDITED)           2000       1999       1998         1997       1996(1)
                                                   --------------      ----------  --------   --------     --------    --------
PER SHARE DATA
  Net asset value, beginning of period                 $13.57            $12.47     $13.39     $18.77       $14.38      $10.00
                                                       ------            ------     ------     ------       ------      ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           0.06              0.01      (0.15)     (0.12)       (0.08)      (0.02)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                       1.45              2.65      (0.34)     (3.33)        4.64        4.40
                                                       ------            ------     ------     ------       ------      ------
      Total from investment activities                   1.51              2.66      (0.49)     (3.45)        4.56        4.38
                                                       ------            ------     ------     ------       ------      ------
LESS DISTRIBUTIONS:
  Distributions from net realized gains                 (1.92)            (1.56)     (0.43)     (1.93)       (0.17)       0.00
                                                       ------            ------     ------     ------       ------      ------
      Total distributions                               (1.92)            (1.56)     (0.43)     (1.93)       (0.17)       0.00
                                                       ------            ------     ------     ------       ------      ------
NET ASSET VALUE, END OF PERIOD                         $13.16            $13.57     $12.47     $13.39       $18.77      $14.38
                                                       ======            ======     ======     ======       ======      ======
      Total return                                      12.65%(2)         22.56%     (3.91)%   (19.97)%      32.05%      43.80%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)              $29,366           $26,403    $29,201    $80,318     $233,675     $84,045
    Ratio of expenses to average net assets(3)           1.75%(4)          1.76%      1.76%      1.70%        1.70%       1.75%(4)
    Ratio of net income to average net assets            0.83%(4)          0.09%     (0.76)%    (0.46)%      (0.63)%     (0.43)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.38%(4)          0.23%      0.38%      0.01%        0.03%       0.44%(4)
Portfolio turnover rate                                 69.36%           155.35%    168.57%     77.92%      105.87%      43.14%

--------------------------------------------------------------------------------
(1) For the period December 29, 1995 (inception date) to October 31, 1996.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expenses by .01% annualized for the six months ended April 30, 2001, and by .02%, .01%, .00%, .01% and .00% for the year or period ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.74% for the six months ended April 30, 2001, and 1.74%, 1.75%, 1.70%, 1.69%, 1.75% for the year or period ended October 31, 2000,
    1999, 1998, 1997 and 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE II FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX
                                                    MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2001      --------------------------------------------------------
                                                    (UNAUDITED)           2000       1999       1998         1997       1996(1)
                                                   --------------      ----------  --------   --------     --------    --------
PER-SHARE DATA
  Net asset value, beginning of period                 $13.45            $12.35     $13.30     $18.65       $14.46      $10.00
                                                       ------            ------     ------     ------       ------      ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                           0.05             (0.01)     (0.18)     (0.40)       (0.08)      (0.02)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                       1.44              2.59      (0.34)     (3.02)        4.44        4.48
                                                       ------            ------     ------     ------       ------      ------
      Total from investment activities                   1.49              2.58      (0.52)     (3.42)        4.36        4.46
                                                       ------            ------     ------     ------       ------      ------
LESS DISTRIBUTIONS:
  Distributions from net realized gains                 (1.89)            (1.48)     (0.43)     (1.93)       (0.17)       0.00
                                                       ------            ------     ------     ------       ------      ------
      Total distributions                               (1.89)            (1.48)     (0.43)     (1.93)       (0.17)       0.00
                                                       ------            ------     ------     ------       ------      ------
NET ASSET VALUE, END OF PERIOD                         $13.05            $13.45     $12.35     $13.30       $18.65      $14.46
                                                       ======            ======     ======     ======       ======      ======
      Total return                                      12.51%(2)         22.04%     (4.17)%   (19.93)%      30.47%      44.60%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $   53            $   29     $   30     $   53       $  255      $    5
    Ratio of expenses to average net assets(3)           2.00%(4)          2.01%      2.01%      1.97%        1.89%       1.97%(4)
    Ratio of net income to average net assets            1.08%(4)         (0.07)%    (1.02)%    (0.92)%      (0.78)%     (0.52)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                     0.39%(4)          0.23%      0.39%      0.27%        0.65%       1.46%(4)
Portfolio turnover rate                                 69.36%           155.35%    168.57%     77.92%      105.87%      43.14%

--------------------------------------------------------------------------------
(1) For the period December 29, 1995 (inception date) to October 31, 1996.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of transfer agent expenses. These arrangements resulted in a reduction to the net expense ration by .01% for the six months ended April 30, 2001 and by .02%, .01%, .00%, .01% and .00% for the year or period ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.99% for the six months ended April 30, 2001 and 1.99%, 2.00%, 1.97%, 1.88% and 1.97% for the year or period ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX     FOR THE PERIOD
                                                                     MONTHS ENDED         ENDED
                                                                    APRIL 30, 2001    OCTOBER 31,
                                                                     (UNAUDITED)         2000(1)
                                                                    --------------   --------------
PER-SHARE DATA
   Net asset value, beginning of period                                $ 12.79           $ 10.00
                                                                       -------           -------
INVESTMENT ACTIVITIES:
  Net investment loss                                                    (0.05)            (0.14)
  Net gain (loss) on investments
    and foreign currency transactions
    (both realized and unrealized)                                       (5.90)             2.93
                                                                       -------           -------
      Total from investment activities                                   (5.95)             2.79
                                                                       -------           -------
NET ASSET VALUE, END OF PERIOD                                         $  6.84           $ 12.79
                                                                       =======           =======
      Total return(2)                                                   (46.52)%           27.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                               $12,786           $28,726
    Ratio of expenses to average net assets(3)                            1.39%             1.31%
    Ratio of net loss to average net assets(3)                           (1.16)%           (1.03)%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(3)                                            .75%              .83%
Portfolio turnover rate                                                  10.40%            14.20%

--------------------------------------------------------------------------------
(1) For the period November 18, 1999 (inception date) to October 31, 2000.

(2) Non-annualized.

(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class D Share of the Fund Outstanding Throughout Each Period)

                                                           FOR THE SIX    FOR THE PERIOD
                                                          MONTHS ENDED       ENDED
                                                         APRIL 30, 2001    OCTOBER, 31
                                                           (UNAUDITED)       2000(1)
                                                         --------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.79        $15.79
                                                              ------        ------
  Net investment (loss)                                        (0.03)        (0.02)
  Net (loss) on investment securities
    (both realized and unrealized)                             (5.92)        (2.98)
                                                              ------        ------
      Total From Investment Operations                         (5.95)        (3.00)
                                                              ------        ------
NET ASSET VALUE, END OF PERIOD                               $  6.84        $12.79
                                                             =======        ======
  Total Return(2)                                             (46.52)%      (19.00)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s omitted)                     $ 4,308        $3,292

Ratios to average daily net assets:
  Operating expenses(3)                                         1.14%         0.18%
  Net investment income/(loss)(3)                              (0.81)%       (0.15)%
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements(3)                     0.75%          .83%
Portfolio turnover rate                                        10.40%        14.20%

--------------------------------------------------------------------------------
(1) For the period September 1, 2000 (inception date) to October 31, 2000.

(2) Non-annualized.

(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Warburg Pincus Emerging Growth Fund ("Emerging Growth"), Credit Suisse Warburg Pincus Small Company Growth Fund ("Small Company Growth"), Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II"), each a Maryland Corporation, the Credit Suisse Warburg Pincus Small Company Value Fund ("Small Company Value"), a portfolio of the Credit Suisse Warburg Pincus Focus Funds, the Credit Suisse Warburg Pincus Technology Fund ("Technology"), a portfolio of the Credit Suisse Warburg Pincus Select Funds, both Delaware Business Trusts, (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Each Fund is diversified as defined in the 1940 Act, with the exception of the Emerging Growth Fund, which is not diversified.

   Investment objectives for each Fund are as follows: Emerging Growth and Small Company Value II seek maximum capital appreciation, Small Company Growth and Technology seek growth of capital, and Small Company Value II seeks long-term capital appreciation.

   Each Fund except the Small Company Growth Fund may invest up to 10% of its total net assets in non-publicly traded securities (the Small Company Growth Fund may invest up to 15% of its assets in such securities). Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security. The Technology Fund concentrates its investments in companies that rely significantly on technological events or advances in their product development, production or operations. Market or economic factors impacting these companies could have a major effect on the value of the fund's investments. The value of the stocks of these companies is particularly vulnerable to the rapid changes in technological product cycles, government regulation and competition.

   Emerging Growth and Small Company Value II offer two classes of shares, one being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Small Company Growth currently offers only the Common Class shares. Small Company Value offers Common Class, Class A, Class B and Class C shares. Technology offers Common Class, Class A, Class B, Class C and Class D shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

provided to them. Common Class shares in each Fund except the Emerging Growth Fund bear expenses paid pusuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. The Emerging Growth Fund Common Class shares are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed
 .75% of the average net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold with a front end sales charge of 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contigent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase and are not subject to shareholder servicing and distribution fees. Class D shares are sold exlusively to employees of Credit Suisse and its subsidiaries who are eligible to paticipate in the Credit Suisse Employee's Saving and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. Effective November 1, 1998, class specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   G) REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Funds' investment adviser , may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   H) OTHER

   The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, a wholly-owned subsidiary of DLJ, served as advisor to Small Company Value and Technology. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment advisor. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                      ANNUAL RATE
           ----                               ---------------------------------
           Emerging Growth                    .90% of average daily net assets
           Small Company Growth               1.00% of average daily net assets
           Small Company Value                .875% of first $100 million
                                              .75% of the next $100 million
                                              .625% of assets over $200 million
           Small Company Value II             1.00% of average daily net assets
           Technology                         .875% of first $100 million
                                              .75% of the next $100 million
                                              .625% of assets over $200 million

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, investment advisory fees and waivers were as follows:

           FUND                       GROSS ADVISORY FEE     WAIVER     NET ADVISORY
           ----                       ------------------   --------     ------------
           Emerging Growth               $7,946,561               0      $7,946,561
           Small Company Growth             207,161        (102,447)        104,714
           Small Company Value              849,553               0         849,553
           Small Company Value II           129,418         (49,729)         79,689
           Technology                       114,445         (96,489)         17,956

   Credit Suisse Asset Management Securities, Inc. (`CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to Small Company Value and Technology without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

           FUND                                     CSAMSI CO-ADMIN FEES
           ----                                     --------------------
           Emerging Growth                               $882,951
           Small Company Growth                            20,716
           Small Company Value                             53,090
           Small Company Value II                          12,942
           Technology                                       5,224

   Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------         ---------------------------------
           First $500 million               .075% of average daily net assets
           Next $1 billion                  .065% of average daily net assets
           Over $1.5 billion                .055% of average daily net assets

   For the six months ended April 30, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

           FUND                       GROSS CO-ADMIN FEE     WAIVER    NET CO-ADMIN FEE
           ----                       ------------------     ------    ----------------
           Emerging Growth                $664,882               $0        $664,882
           Small Company Growth             20,621                0          20,621
           Small Company Value              39,818                0          39,818
           Small Company Value II           12,723                0          12,723
           Technology                        3,918           (3,918)              0

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Class A shares of Small Company Value and Technology, and the Common Class shares of Small Company Growth, Small Company Value II, Small Company Value and Technology. For the Advisor Class shares of Small Company Value II and Emerging Growth, the fee is calculated at an annual rate of .50% of average daily net assets. For the Class B and Class C shares of Small Company Value II and Technology, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as distributor of the shares of Small Company Value and Technology. No compensation was payable by the Funds to CSAMSI or DLJSC for distribution services.

   For the six months ended April 30, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                     ----------------------
           Emerging Growth
             Advisor Class shares                       $ 516,912
                                                        =========
           Small Company Growth
             Common Class shares                        $  51,790
                                                        =========
           Small Company Value
             Common Class shares                        $     288
             Class A shares                               242,839
             Class B shares                                87,474
             Class C shares                                 1,936
                                                        ---------
                                                        $ 332,537
                                                        =========
           Small Company Value II
             Common Class shares                        $  32,315
             Advisor Class shares                              78
                                                        ---------
                                                        $  32,393
                                                        =========
           Technology
             Common Class shares                        $  22,134
             Class A shares                                 3,549
             Class B shares                                 4,926
             Class C shares                                 2,020
                                                        ---------
                                                        $  32,629
                                                        =========

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, CSAMSI and its affiliates advised the Small Company Value and Technology Funds that it retained $55,830 and $42,809, respectively, from commissions earned on the sale of the Funds' shares.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the six months ended April 30, 2001, the following Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Emerging Growth                                $60,220
           Small Company Growth                             1,287
           Small Company Value II                             909

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid by the Funds for their services as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Emerging Growth                                $51,580
           Small Company Growth                            15,592
           Small Company Value                                525
           Small Company Value II                             952
           Technology                                       1,569

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the six months ended April 30, 2001, the Funds had no borrowings under the Prior Credit Facility:

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 3. LINE OF CREDIT -- (CONT'D)

Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                                         PURCHASES       SALES
           ----                                         ---------       -----
           Emerging Growth                           1,722,577,699  1,843,226,616
           Small Company Growth                         20,984,987     15,803,002
           Small Company Value                          52,953,837     57,417,124
           Small Company Value II                       19,200,837     16,674,488
           Technology                                    4,358,683      2,602,957

   At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                       UNREALIZED        UNREALIZED           NET UNREALIZED
              FUND                                    APPRECIATION      DEPRECIATION    APPRECIATION/(DEPRECIATION)
              ----                                    ------------     -------------    ---------------------------
              Emerging Growth                          $283,454,002    ($188,549,651)          $94,904,351
              Small Company Growth                        6,960,138       (7,405,778)             (445,645)
              Small Company Value                        63,626,738         (726,957)           62,899,779
              Small Company Value II                      5,107,182         (537,661)            4,569,521
              Technology                                    403,900      (13,776,540)          (13,372,640)

NOTE 5. RESTRICTED SECURITIES

   Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 5. RESTRICTED SECURITIES -- (CONT'D)

April 30, 2001, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                                                     PERCENTAGE
                                    SECURITY            SECURITY        ACQUISITION                     MARKET         OF NET
FUND                               DESCRIPTION            TYPE             DATE           COST           VALUE         ASSETS
----                     -------------------------      ---------       ----------- ------------    ------------     ----------
Emerging Growth Fund
                         Celletra Limited Series C      Preferred         4/5/2000  $  7,000,000    $  7,000,002         0.48%
                         EPIQ Systems, Inc.                Common       12/29/2000     8,250,000      18,124,425         1.23
                         Foodtrader.com                 Preferred        9/12/2000     2,000,000       2,000,000         0.14
                         SoftCom, Inc.                  Preferred       12/21/1999       999,999         999,999         0.07
                         Smith and Wollensky
                           Restaurant Group, Inc.       Preferred       10/30/1997     3,249,985       3,249,985         0.22
                         Opal Concepts, Inc.            Preferred        8/31/1995     2,000,000         199,998         0.01
                         Timesquaremedia.com                 Bond       11/23/1999     2,900,000               0         0.00
                                                                                    ------------    ------------         ----
                                                                                    $ 26,399,984    $ 31,574,409         2.15%
                                                                                    ============    ============         ====
Small Company
Growth Fund              Planetweb, Inc.                   Common         9/8/2000  $    150,144    $    149,913         0.35%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Small Company Value and Technology funds have an unlimited number of shares authorized in all classes. Small Company Value has a par value of $.001 per share, Technology has a par value of $.01 per share. The Emerging Growth, Small Company Growth, and Small Company Value II Funds have three billion full and fractional shares of capital stock authorized, of which one billion shares (two billion in the case of the Emerging Growth Fund) of each Fund are classified as the Advisor Class. Transactions in classes of each Fund were as follows:

                                                                      EMERGING GROWTH FUND
                                         ---------------------------------------------------------------------------------
                                                                       COMMON CLASS SHARES
                                         ---------------------------------------------------------------------------------
                                                      FOR THE                                        FOR THE
                                                  SIX MONTHS ENDED                                  YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000
                                         ---------------------------------               ---------------------------------
                                             SHARES              VALUE                      SHARES             VALUE
                                         -----------         -------------               -----------       ---------------
Shares Sold                                5,229,269         $ 182,408,961                23,543,013       $ 1,217,208,366
Shares issued in reinvestment
   of dividends                            9,032,651           345,679,557                 4,767,193           217,193,291
Shares repurchased                       (11,697,868)         (396,174,011)              (22,635,213)       (1,156,532,309)
                                         -----------         -------------               -----------       ---------------
Net increase                               2,564,052         $ 131,914,507                 5,674,993       $   277,869,348
                                         ===========         =============               ===========       ===============

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                        EMERGING GROWTH FUND
                                            --------------------------------------------------------------------------------
                                                                        ADVISOR CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    281,591          $  9,710,680                 1,760,652         $  90,593,485
Shares issued in reinvestment
   of dividends                              1,301,368            47,434,846                   711,829            31,135,388
Shares repurchased                          (1,320,468)          (40,356,431)               (2,123,029)         (104,421,856)
                                            ----------          ------------                ----------         -------------
Net increase                                   262,491          $ 16,789,095                   349,452         $  17,307,017
                                            ==========          ============                ==========         =============

                                                                      SMALL COMPANY GROWTH FUND
                                            --------------------------------------------------------------------------------
                                                                         COMMON CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                  1,319,544          $ 25,039,355                 3,680,086         $  97,628,775
Shares issued in reinvestment
   of distributions                                  0                     0                    17,427               350,461
Shares repurchased                          (1,042,962)          (19,867,929)               (2,168,206)          (55,714,596)
                                            ----------          ------------                ----------         -------------
Net increase                                   276,582          $  5,171,426                 1,529,307         $  42,264,640
                                            ==========          ============                ==========         =============

                                                                      SMALL COMPANY VALUE FUND
                                            --------------------------------------------------------------------------------
                                                                         COMMON CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(1)
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                     21,917          $    453,844                     5,709         $     124,927
Shares issued in reinvestment of
   dividends and distributions                       1                    15                         0                     0
Shares repurchased                              (3,068)              (63,929)                   (1,051)              (22,662)
                                            ----------          ------------                ----------         -------------
Net increase                                    18,850          $    389,930                     4,658         $     102,265
                                            ==========          ============                ==========         =============

--------------------------------------------------------------------------------
(1) The inception date for Small Company Value Fund Common Class shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS -- (CONT'D)


                                                                      SMALL COMPANY VALUE FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    381,946          $  7,835,556                   220,007         $   4,504,981
Shares issued in reinvestment of
   dividends and distributions               1,330,659            25,191,794                   911,259            17,657,103
Shares repurchased                            (598,411)          (12,308,025)               (1,939,527)          (38,421,201)
                                            ----------          ------------                ----------         -------------
Net increase/(decrease)                      1,114,194          $ 20,719,325                  (808,261)        $ (16,259,117)
                                            ==========          ============                ==========         =============

                                                                      SMALL COMPANY VALUE FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS B SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                     30,527          $    611,489                    57,246         $   1,113,353
Shares issued in reinvestment of
   dividends and distributions                 129,006             2,362,103                    99,388             1,884,400
Shares repurchased                             (69,434)           (1,381,432)                 (327,158)           (6,333,402)
                                            ----------          ------------                ----------         -------------
Net increase/(decrease)                         90,099          $  1,592,160                  (170,524)        $  (3,335,649)
                                            ==========          ============                ==========         =============

                                                                      SMALL COMPANY VALUE FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS C SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                        FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(2)
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                     18,002          $    368,664                    10,020         $     214,880
Shares issued in reinvestment
   of dividends and distributions                2,190                40,191                         0                     0
Shares repurchased                                   0                     0                         0                     0
                                            ----------          ------------                ----------         -------------
Net increase                                    20,192          $    408,855                    10,020         $     214,880
                                            ==========          ============                ==========         =============

--------------------------------------------------------------------------------
(2) The inception date for Small Company Value Fund Class C shares was February 28, 2000.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS-- (CONT'D)

                                                                     SMALL COMPANY VALUE II FUND
                                            --------------------------------------------------------------------------------
                                                                         COMMON CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    906,794          $ 11,428,451                 1,390,341         $  17,797,309
Shares issued in reinvestment
   of distributions                            294,856             3,517,635                   246,303             3,044,299
Shares repurchased                            (916,016)          (11,556,682)               (2,033,476)          (25,851,039)
                                            ----------          ------------                ----------         -------------
Net increase/(decrease)                        285,634          $  3,389,404                  (396,832)        $  (5,009,431)
                                            ==========          ============                ==========         =============

                                                                     SMALL COMPANY VALUE II FUND
                                            --------------------------------------------------------------------------------
                                                                        ADVISOR CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES               VALUE                      SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                      2,568          $     31,000                    25,991         $     320,090
Shares issued in reinvestment
   of distributions                                339                 4,009                       103                 1,269
Shares repurchased                              (1,066)              (12,915)                  (26,631)             (326,210)
                                            ----------          ------------                ----------         -------------
Net increase                                     1,841          $     22,094                       537         $       4,851
                                            ==========          ============                ==========         =============

                                                                           TECHNOLOGY FUND
                                            --------------------------------------------------------------------------------
                                                                         COMMON CLASS SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(1)
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    708,929          $  6,161,380                 3,245,020         $  44,571,558
Shares issued in reinvestment
   of dividends                                      0                     0                         0                     0
Shares repurchased                          (1,085,371)           (9,946,347)               (1,003,373)          (13,836,940)
                                            ----------          ------------                ----------         -------------
Net increase/(decrease)                       (376,442)         $ (3,784,967)                2,241,647         $  30,734,618
                                            ==========          ============                ==========         =============

--------------------------------------------------------------------------------
(1) The inception date for Common Class, Class A, Class B and Class C shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                           TECHNOLOGY FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS A SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                  YEAR ENDED(1)
                                                   APRIL 30, 2001                                 OCTOBER 31, 2000
                                            --------------------------------                --------------------------------
                                              SHARES                VALUE                     SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    367,189          $  3,235,709                   229,719         $   3,336,439
Shares issued in reinvestment
   of dividends                                      0                     0                         0                     0
Shares repurchased                            (197,929)           (1,696,960)                   (1,956)              (24,958)
                                            ----------          ------------                ----------         -------------
Net increase                                   169,260          $  1,538,749                   227,763         $   3,311,481
                                            ==========          ============                ==========         =============

                                                                           TECHNOLOGY FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS B SHARES
                                            --------------------------------------------------------------------------------
                                                      FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(1)
                                            --------------------------------                --------------------------------
                                              SHARES               VALUE                      SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                     37,852          $    353,514                    99,751         $   1,408,302
Shares issued in reinvestment
   of dividends                                      0                     0                         0                     0
Shares repurchased                              (8,322)              (70,251)                     (108)               (1,500)
                                            ----------          ------------                ----------         -------------
Net increase                                    29,530          $    283,263                    99,643         $   1,406,802
                                            ==========          ============                ==========         =============

                                                                           TECHNOLOGY FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS C SHARES
                                            --------------------------------------------------------------------------------
                                                       FOR THE                                         FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(1)
                                            --------------------------------                --------------------------------
                                              SHARES               VALUE                      SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                     28,135          $    265,677                    37,523         $     526,634
Shares issued in reinvestment
   of dividends                                      0                     0                         0                     0
Shares repurchased                              (8,777)              (65,994)                        0                     0
                                            ----------          ------------                ----------         -------------
Net increase                                    19,358          $    199,683                    37,523         $     526,634
                                            ==========          ============                ==========         =============

--------------------------------------------------------------------------------
(1) The inception date for Common Class, Class A, Class B and Class C shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                            --------------------------------------------------------------------------------
                                                                           TECHNOLOGY FUND
                                            --------------------------------------------------------------------------------
                                                                           CLASS D SHARES
                                            --------------------------------------------------------------------------------
                                                      FOR THE                                          FOR THE
                                                  SIX MONTHS ENDED                                   YEAR ENDED
                                                   APRIL 30, 2001                                OCTOBER 31, 2000(2)
                                            --------------------------------                --------------------------------
                                              SHARES               VALUE                      SHARES               VALUE
                                            ----------          ------------                ----------         -------------
Shares Sold                                    654,787          $  6,027,906                   301,181         $   4,272,189
Shares issued in reinvestment
   of dividends                                      0                     0                         0                     0
Shares repurchased                            (282,601)           (2,409,962)                  (43,594)             (573,272)
                                            ----------          ------------                ----------         -------------
Net increase                                   372,186          $  3,617,944                   257,587         $   3,698,917
                                            ==========          ============                ==========         =============

--------------------------------------------------------------------------------
(2) The inception date for Class D shares was September 1, 2000.

NOTE 7. CAPITAL LOSS CARRYOVER

    At April 30, 2001, capital loss carryovers available to offset possible future capital gains of the Funds were as follows:

                                                   CAPITAL LOSS CARRYOVER EXPIRING IN              TOTAL CAPITAL
                                                              2008                                 LOSS CARRYOVER
                                                              ----                                 --------------
                       Technology                           $1,948,000                               $1,948,000

NOTE 8. SHAREHOLDER MEETING RESULTS

    A special meeting of shareholders of Credit Suisse Warburg Pincus Small Company Value II Fund (the "Small Company Value II Fund") was held on May 25, 2001. The following matter was voted upon by the shareholders and the resulting votes are presented below.

    To approve the Agreement and Plan of Reorganization, dated March 15, 2001, providing that (1) the Small Company Value II Fund would transfer to Credit Suisse Warburg Pincus Small Company Value Fund (the "Small Company Value Fund") all or substantially all of the Small Company Value II Fund's assets in exchange for shares of the Small Company Value Fund and the assumption by the Small Company Value Fund of the Small Company Value II Fund's liabilities, (2) such shares of the Small Company Value fund would be distributed to the shareholders of the Small Company Value II Fund in liquidation of the Small Company Value II Fund, and (3) the Small Company Value II Fund would subsequently be terminated.

         For                        1,042,238.674               (50.19%)
         Against                       34,051.254                (1.64%)
         Abstain                       41,736.948                (2.01%)

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 8. SHAREHOLDER MEETING RESULTS -- (CONT'D)

    The agreement and Plan of Reorganization was subsequently implemented as of the close of business on June 8, 2001.

    A special meeting of the Credit Suisse Warburg Pincus Select Funds ( the "Fund") was held at 466 Lexington Avenue, 16th floor, New York, New York 10017, on Friday March 23, 2001, at 12:00 p.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are listed below. Shares delivered not voted are not included in the totals for each proposal.

    To approve the new investment advisory agreement for the series of the Fund:

                                                                           % OF SHARES                      % OF SHARES
                                                                            TO TOTAL                         TO TOTAL
               TECHNOLOGY FUND                  SHARES                  OUTSTANDING SHARES                  SHARES VOTED
               ---------------                  ------                  ------------------                  ------------
               For                             1,209,066                        39.6%                           78.7%
               Against                            45,009                         1.5%                            2.9%
               Abstain                            36,213                         1.2%                            2.4%

    The election of trustees to the Credit Suisse Warburg Pincus Select Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Strategic Growth Fund:

               TECHNOLOGY FUND                                              FOR                  WITHHELD
               ---------------                                           ---------               --------
               Richard H. Francis                                        1,880,434                88,071
               Jack W. Fritz                                             1,880,434                88,071
               Jeffrey E. Garten                                         1,880,434                88,071
               Peter F. Krogh                                            1,880,434                88,071
               James S. Pasman                                           1,880,434                88,071
               William W. Priest                                         1,880,434                88,071
               Steven N. Rappaport                                       1,880,434                88,071

    A special meeting of the Credit Suisse Warburg Pincus Capital Funds (the "Fund") was held at 466 Lexington Avenue, 16th floor, New York, New York 10017, on Friday March 23, 2001, at 11:30 a.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are listed below. Shares delivered not voted are not included in the totals for each proposal.

CREDIT SUISSE WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 8. SHAREHOLDER MEETING RESULTS -- (CONT'D)

    To approve the new investment advisory agreement for the series of the Fund:

                                                                           % OF SHARES                      % OF SHARES
               SMALL COMPANY                                                TO TOTAL                         TO TOTAL
               VALUE FUND                       SHARES                 OUTSTANDING SHARES                  SHARES VOTED
               ----------                       ------                 ------------------                  ------------
               For                             5,375,075                        50.1%                           89.7%
               Against                           105,879                         1.0%                            1.8%
               Abstain                           117,159                         1.1%                            2.0%

    The election of trustees to the Credit Suisse Warburg Pincus Capital Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Fixed Income II Fund and Credit Suisse Warburg Pincus Municipal Trust:

               SMALL COMPANY VALUE FUND                                    FOR                    WITHHELD
               ------------------------                                    ---                    --------
               Richard H. Francis                                       29,331,400                759,458
               Jack W. Fritz                                            29,331,400                759,458
               Jeffrey E. Garten                                        29,331,400                759,458
               Peter F. Krogh                                           29,331,400                759,458
               James S. Pasman                                          29,331,400                759,458
               William W. Priest                                        29,331,400                759,458
               Steven N. Rappaport                                      29,331,400                759,458

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------

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                               SUISSE | MANAGEMENT




                      P.O. Box 9030, Boston, MA 02205-9030


                  800-WARBURG (800-927-2874) - www.warburg.com

   CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR. WPUSS-3-0401